NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 22.5%
	FIXED INCOME - 22.5%
4,000,000	iShares Broad USD High Yield Corporate Bond ETF				$ 147,600,000
15,912,091	iShares iBoxx High Yield Corporate Bond ETF				1,249,735,627
2,862,965	SPDR Bloomberg High Yield Bond ETF				274,386,566
					1,671,722,193

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,596,845,015)				1,671,722,193

	OPEN END FUNDS — 1.6%
	FIXED INCOME - 0.7%
5,426,701	Navigator Ultra Short Bond Fund, Class I(g)				54,755,410

	MIXED ALLOCATION - 0.9%
5,794,926	Navigator Tactical US Allocation Fund, Class I(g)				65,019,072

	TOTAL OPEN END FUNDS (Cost $112,184,836)				119,774,482

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 28.1%
	AEROSPACE & DEFENSE — 0.4%
28,228,000	BAE Systems Holdings, Inc.(a)		3.8000	10/07/24	28,126,499

	AUTOMOTIVE — 4.8%
15,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.550%	5.9090	02/12/25	15,022,305
24,000,000	American Honda Finance Corporation(b)	SOFRINDX + 0.780%	6.1250	04/23/25	24,083,911
57,500,000	American Honda Finance Corporation(b)	SOFRRATE + 0.600%	5.9590	08/14/25	57,648,307
25,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.500%	5.8490	01/12/26	25,027,573
31,506,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	31,424,108
13,857,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	13,791,062
21,009,000	General Motors Financial Company, Inc.		1.2000	10/15/24	20,816,920

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 28.1% (Continued)
	AUTOMOTIVE — 4.8% (Continued)
20,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.630%	5.9930	07/31/26	$ 20,027,888
47,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.600%	5.9400	06/09/25	47,111,457
55,500,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.450%	5.8090	05/15/26	55,561,896
43,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	6.1820	03/20/26	43,225,066
					353,740,493
	BANKING — 7.7%
31,340,000	Bank of America Corporation(c)	SOFRRATE + 0.910%	0.9810	09/25/25	31,114,346
55,788,000	Bank of America Corporation(c)	SOFRRATE + 0.650%	1.5300	12/06/25	55,007,034
14,000,000	Bank of New York Mellon(b)	SOFRRATE + 0.450%	5.8010	03/13/26	14,009,273
56,000,000	Citibank NA(b)	SOFRINDX + 0.590%	5.9360	04/30/26	56,021,206
30,000,000	Citibank NA(b)	SOFRINDX + 0.708%	–	08/06/26	30,021,451
55,814,000	Credit Suisse A.G.		3.6250	09/09/24	55,689,703
64,609,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.605%	1.5610	12/10/25	63,704,648
17,040,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.920%	6.2780	02/24/26	17,094,697
11,415,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.320%	6.6670	04/26/26	11,492,456
32,000,000	Morgan Stanley Bank NA(b)	SOFRRATE + 0.780%	6.1270	07/16/25	32,138,217
40,000,000	PNC Financial Services Group, Inc.(c)	SOFRINDX + 1.090%	5.6710	10/28/25	39,999,753
33,000,000	Toronto-Dominion Bank(b)	SOFRRATE + 0.480%	5.8290	10/10/25	33,033,960
69,000,000	Wells Fargo & Company B(c)	TSFR3M + 1.087%	2.4060	10/30/25	68,459,404
63,000,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	61,902,484
					569,688,632
	BEVERAGES — 0.3%
19,000,000	PepsiCo, Inc.(b)	SOFRINDX + 0.400%	5.7590	11/12/24	19,014,057

	BIOTECH & PHARMA — 0.4%
29,439,000	Amgen, Inc.		5.2500	03/02/25	29,412,588

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 28.1% (Continued)
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(a)		7.5000	04/01/28	$ 678,000

	CHEMICALS — 0.1%
5,025,000	Avery Dennison Corporation		0.8500	08/15/24	5,014,833

	CONTAINERS & PACKAGING — 0.4%
24,921,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	24,633,084
5,770,000	Packaging Corp of America		3.6500	09/15/24	5,752,790
					30,385,874
	ELECTRIC UTILITIES — 0.3%
23,000,000	Georgia Power Company(b)	SOFRINDX + 0.750%	6.1100	05/08/25	23,087,178

	ELECTRICAL EQUIPMENT — 0.2%
14,858,000	Trane Technologies Financing Ltd.		3.5500	11/01/24	14,772,806

	HEALTH CARE FACILITIES & SERVICES — 2.1%
35,719,000	Cardinal Health, Inc.		3.5000	11/15/24	35,483,954
21,101,000	CVS Health Corporation		2.6250	08/15/24	21,075,539
46,811,000	CVS Health Corporation		3.8750	07/20/25	46,149,691
20,388,000	HCA, Inc.		5.3750	02/01/25	20,349,449
9,289,000	Laboratory Corp of America Holdings		3.2500	09/01/24	9,266,899
23,837,000	Laboratory Corp of America Holdings		2.3000	12/01/24	23,577,651
					155,903,183
	HOME CONSTRUCTION — 0.2%
13,097,000	DR Horton, Inc.		2.5000	10/15/24	13,008,290

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
50,659,000	Goldman Sachs Group, Inc.(c)	US0003M + 1.201%	3.2720	09/29/25	50,453,194
19,000,000	Jefferies Financial Group, Inc.		6.0500	03/12/25	18,998,909
					69,452,103
	LEISURE PRODUCTS — 0.5%
38,869,000	Hasbro, Inc.		3.0000	11/19/24	38,497,499

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 28.1% (Continued)
MACHINERY — 1.0%
28,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.460%	5.8170	02/27/26	$ 28,091,393
48,000,000	John Deere Capital Corporation(b)	SOFRRATE + 0.440%	5.7930	03/06/26	48,122,812
76,214,205
METALS & MINING — 0.2%
12,103,000	Freeport-McMoRan, Inc.	4.5500	11/14/24	12,073,892

OIL & GAS PRODUCERS — 3.1%
22,435,000	Energy Transfer, L.P.	2.9000	05/15/25	21,988,200
10,831,000	Kinder Morgan Energy Partners, L.P.	4.2500	09/01/24	10,809,684
17,618,000	Kinder Morgan, Inc.	4.3000	06/01/25	17,444,816
54,406,000	MPLX, L.P.	4.8750	12/01/24	54,255,918
11,095,000	ONEOK, Inc.	2.7500	09/01/24	11,058,948
51,107,000	Plains All American Pipeline, L.P. / PAA Finance	3.6000	11/01/24	50,830,410
58,169,000	TransCanada PipeLines Ltd.	1.0000	10/12/24	57,614,816
10,287,000	Williams Companies, Inc.	3.9000	01/15/25	10,207,182
234,209,974
REAL ESTATE INVESTMENT TRUSTS — 0.6%
45,988,000	Equinix, Inc.	2.6250	11/18/24	45,576,898

RETAIL - DISCRETIONARY — 0.2%
8,000,000	AutoZone, Inc.	3.6250	04/15/25	7,908,078
7,116,000	Genuine Parts Company	1.7500	02/01/25	6,976,022
14,884,100
SEMICONDUCTORS — 0.3%
24,673,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	24,172,585

SOFTWARE — 0.4%
3,054,000	Cadence Design Systems, Inc.	4.3750	10/15/24	3,046,041
30,000,000	Oracle Corporation	2.9500	11/15/24	29,771,631
32,817,672
SPECIALTY FINANCE — 0.8%
60,000,000	AerCap Ireland Capital DAC / AerCap Global	1.6500	10/29/24	59,404,327

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 28.1% (Continued)
	STEEL — 0.1%
5,537,000	Steel Dynamics, Inc.	2.8000	12/15/24	$ 5,473,374

	TECHNOLOGY HARDWARE — 2.0%
12,080,000	Arrow Electronics, Inc.	3.2500	09/08/24	12,045,105
38,500,000	Dell International, LLC / EMC Corporation	5.8500	07/15/25	38,648,357
35,000,000	Hewlett Packard Enterprise Company B	5.9000	10/01/24	35,004,307
63,431,000	TD SYNNEX Corporation	1.2500	08/09/24	63,327,313
				149,025,082
	TECHNOLOGY SERVICES — 0.1%
10,790,000	Equifax, Inc.	2.6000	12/01/24	10,683,332

	TOBACCO & CANNABIS — 0.3%
19,300,000	Reynolds American, Inc.	4.4500	06/12/25	19,144,251

	TRANSPORTATION & LOGISTICS — 0.7%
31,539,000	Canadian Pacific Railway Company	1.3500	12/02/24	31,099,911
23,063,000	Delta Air Lines, Inc.	2.9000	10/28/24	22,903,549
				54,003,460

	TOTAL CORPORATE BONDS (Cost $2,085,153,773)			2,088,465,187

	U.S. GOVERNMENT & AGENCIES — 43.7%
	U.S. TREASURY BILLS — 43.7%

350,000,000	United States Treasury Bill(e)	4.6600	08/08/24	349,643,084
350,000,000	United States Treasury Bill(e)	4.9900	08/15/24	349,283,613
125,000,000	United States Treasury Bill(e)	5.1100	08/22/24	124,616,094
100,000,000	United States Treasury Bill(e)	5.1800	08/29/24	99,590,033
200,000,000	United States Treasury Bill(e)	5.2500	09/19/24	99,286,472
400,000,000	United States Treasury Bill(e)	5.1600	08/01/24	400,000,000
200,000,000	United States Treasury Bill(e)	5.2700	09/26/24	198,367,288
250,000,000	United States Treasury Bill(e)	5.2000	10/03/24	247,739,217
250,000,000	United States Treasury Bill(e)	5.2000	10/10/24	247,488,345
250,000,000	United States Treasury Bill(e)	5.2000	10/17/24	247,244,842

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.7% (Continued)
	U.S. TREASURY BILLS — 43.7% (Continued)
250,000,000	United States Treasury Bill(e)		5.2100	10/24/24	$ 247,001,668
170,225,000	United States Treasury Bill(e)		5.2100	10/31/24	168,017,607
470,000,000	United States Treasury Floating Rate Note(b)	USBMMY3M + 0.125%	5.3840	07/31/25	469,923,517
					3,248,201,780

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,247,955,398)				3,248,201,780

	COMMERCIAL PAPER — 0.1%
	COMMERCIAL PAPER - 0.1%
10,600,000	Hilltop Securities Incorporated		6.2300	08/14/24	10,574,737

	TOTAL COMMERCIAL PAPER (Cost $10,574,737)				10,574,737

Shares
	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET FUNDS - 4.6%
10,010,001	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 5.30%(f)				10,015,006
303,204,233	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18%(f)				303,204,233
10,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 5.32%(f)				10,003,000
10,000,000	JPMorgan Prime Money Market Fund, Capital Class, 5.32%(f)				10,002,000
10,000,001	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 5.32%(f)				9,999,001
	TOTAL MONEY MARKET FUNDS (Cost $343,213,234)				343,223,240

	TOTAL SHORT-TERM INVESTMENTS (Cost $343,213,234)				343,223,240
					$ 7,481,961,619
	TOTAL INVESTMENTS - 100.6% (Cost $7,395,926,993)				(42,874,737)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%				$ 7,439,086,882
	NET ASSETS - 100.0%

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
22,995	CBOT 5 Year US Treasury Note	10/01/2024	$ 2,480,944,922	$ 46,066,228
353	CME E-Mini Standard & Poor's 500 Index	09/23/2024	98,098,700	319,590
	TOTAL FUTURES CONTRACTS			$ 46,385,818

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR
US0003M	ICE LIBOR USD 3 Month
USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $92,057,453 or 1.2% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2024.
(d)	Percentage rounds to less than 0.1%.
(e)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2024.
(f) (g)	Rate disclosed is the seven-day effective yield as of July 31, 2024. Affiliated Security.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2024	Value	Upfront Premiums Paid	Unrealized Appreciation

CDX North American High Yield Series 40	GS	6/20/2028	5.00%	$ 244,381,500	$ 17,657,867	$ 6,205,356	$ 11,452,511
CDX North American High Yield Series 41	GS	12/20/2028	5.00%	356,994,000	26,312,718	22,703,796	3,608,922
CDX North American High Yield Series 41	MS	12/20/2028	5.00%	40,590,000	2,991,740	472,910	2,518,830
CDX North American High Yield Series 42	GS	6/20/2029	5.00%	2,486,600,000	183,073,860	158,593,167	24,480,693
CDX North American High Yield Series 42	MS	6/20/2029	5.00%	148,100,000	10,889,842	9,737,420	1,152,422

TOTAL					$240,926,027	$ 197,712,649	$ 43,213,378

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8%
	ADVERTISING & MARKETING — 0.0%(a)
500,000	Omnicom Group, Inc.	2.6000	08/01/31	$ 431,160

	AEROSPACE & DEFENSE — 2.1%
500,000	Boeing Company	3.2000	03/01/29	452,414
900,000	Boeing Company(b)	6.2980	05/01/29	928,768
1,900,000	Boeing Company	5.1500	05/01/30	1,865,063
500,000	Boeing Company	3.6000	05/01/34	414,442
500,000	Boeing Company(b)	6.5280	05/01/34	522,566
700,000	Boeing Company	3.2500	02/01/35	553,204
1,300,000	Boeing Company	5.7050	05/01/40	1,234,261
2,300,000	Boeing Company	5.8050	05/01/50	2,135,100
1,000,000	Boeing Company(b)	6.8580	05/01/54	1,056,737
600,000	General Dynamics Corporation	3.6250	04/01/30	572,563
600,000	General Dynamics Corporation	4.2500	04/01/50	517,068
800,000	L3Harris Technologies, Inc.	5.0500	06/01/29	806,909
500,000	L3Harris Technologies, Inc.	5.2500	06/01/31	507,693
400,000	L3Harris Technologies, Inc.	5.4000	07/31/33	406,287
300,000	L3Harris Technologies, Inc.	5.3500	06/01/34	303,213
500,000	Lockheed Martin Corporation	5.2500	01/15/33	517,255
400,000	Lockheed Martin Corporation	4.7500	02/15/34	399,044
1,300,000	Lockheed Martin Corporation	4.0700	12/15/42	1,124,877
800,000	Lockheed Martin Corporation	4.1500	06/15/53	667,719
400,000	Lockheed Martin Corporation	5.7000	11/15/54	422,474
400,000	Lockheed Martin Corporation	5.2000	02/15/64	391,738
1,200,000	Northrop Grumman Corporation	3.2500	01/15/28	1,145,522
800,000	Northrop Grumman Corporation	4.4000	05/01/30	787,486
600,000	Northrop Grumman Corporation	4.7000	03/15/33	591,515
600,000	Northrop Grumman Corporation	4.9000	06/01/34	595,991
800,000	Northrop Grumman Corporation	5.2000	06/01/54	767,419
800,000	Raytheon Technologies Corporation	4.1500	05/15/45	662,449
700,000	Raytheon Technologies Corporation	3.1250	07/01/50	475,492
600,000	Raytheon Technologies Corporation	2.8200	09/01/51	377,697
500,000	Raytheon Technologies Corporation	3.0300	03/15/52	328,686
800,000	RTX Corporation	4.1250	11/16/28	781,494

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	AEROSPACE & DEFENSE — 2.1% (Continued)
700,000	RTX Corporation	6.0000	03/15/31	$ 743,056
600,000	RTX Corporation	5.1500	02/27/33	606,771
600,000	RTX Corporation	6.1000	03/15/34	644,602
900,000	RTX Corporation	3.7500	11/01/46	694,544
800,000	RTX Corporation	4.3500	04/15/47	678,174
300,000	RTX Corporation	5.3750	02/27/53	292,934
400,000	RTX Corporation	6.4000	03/15/54	447,870
				26,421,097
	APPAREL & TEXTILE PRODUCTS — 0.1%
600,000	NIKE, Inc.	3.8750	11/01/45	496,020
600,000	NIKE, Inc.	3.3750	03/27/50	444,585
300,000	Tapestry, Inc.	7.7000	11/27/30	316,840
400,000	Tapestry, Inc.	7.8500	11/27/33	426,326
				1,683,771
	ASSET MANAGEMENT — 0.3%
200,000	Apollo Global Management, Inc.	5.8000	05/21/54	200,940
300,000	Ares Capital Corporation	5.8750	03/01/29	300,282
500,000	Ares Capital Corporation	5.9500	07/15/29	500,578
400,000	Charles Schwab Corporation	2.0000	03/20/28	363,865
1,000,000	Charles Schwab Corporation	2.9000	03/03/32	868,080
400,000	UBS A.G.	5.6500	09/11/28	413,126
700,000	UBS A.G.	4.5000	06/26/48	631,780
1,000,000	UBS Group A.G.	4.8750	05/15/45	931,554
				4,210,205
	AUTOMOTIVE — 2.1%
600,000	American Honda Finance Corporation	5.1250	07/07/28	609,804
800,000	American Honda Finance Corporation	4.9000	03/13/29	808,649
200,000	American Honda Finance Corporation	4.9000	01/10/34	198,329
500,000	Aptiv plc	3.1000	12/01/51	310,804
300,000	Aptiv plc / Aptiv Corporation	3.2500	03/01/32	264,233
200,000	Aptiv plc / Aptiv Corporation	4.1500	05/01/52	151,743
1,100,000	Ford Motor Company	3.2500	02/12/32	920,801
1,000,000	Ford Motor Company	6.1000	08/19/32	1,009,202
800,000	Ford Motor Company	4.7500	01/15/43	652,305

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	AUTOMOTIVE — 2.1% (Continued)
400,000	Ford Motor Company	5.2910	12/08/46	$ 354,207
500,000	Ford Motor Credit Company, LLC	4.1250	08/17/27	480,723
1,100,000	Ford Motor Credit Company, LLC	7.3500	11/04/27	1,156,847
500,000	Ford Motor Credit Company, LLC	6.8000	05/12/28	520,315
500,000	Ford Motor Credit Company, LLC	6.7980	11/07/28	522,819
600,000	Ford Motor Credit Company, LLC	5.8000	03/08/29	604,524
400,000	Ford Motor Credit Company, LLC	5.1130	05/03/29	390,901
500,000	Ford Motor Credit Company, LLC	7.3500	03/06/30	535,344
300,000	Ford Motor Credit Company, LLC	7.2000	06/10/30	319,678
600,000	Ford Motor Credit Company, LLC	4.0000	11/13/30	544,078
600,000	Ford Motor Credit Company, LLC	6.0500	03/05/31	606,950
600,000	Ford Motor Credit Company, LLC	6.1250	03/08/34	598,986
400,000	General Motors Company	4.2000	10/01/27	390,426
1,500,000	General Motors Company	6.8000	10/01/27	1,573,945
900,000	General Motors Company	5.4000	10/15/29	910,335
900,000	General Motors Company	5.6000	10/15/32	915,557
800,000	General Motors Company	5.2000	04/01/45	716,952
300,000	General Motors Company	5.4000	04/01/48	272,246
200,000	General Motors Company	5.9500	04/01/49	196,452
1,200,000	General Motors Financial Company, Inc.	6.0000	01/09/28	1,234,145
500,000	General Motors Financial Company, Inc.	5.8000	06/23/28	512,401
900,000	General Motors Financial Company, Inc.	5.8000	01/07/29	923,230
500,000	General Motors Financial Company, Inc.	4.3000	04/06/29	482,798
600,000	General Motors Financial Company, Inc.	5.5500	07/15/29	610,064
400,000	General Motors Financial Company, Inc.	5.8500	04/06/30	412,111
700,000	General Motors Financial Company, Inc.	5.7500	02/08/31	714,089
800,000	General Motors Financial Company, Inc.	3.1000	01/12/32	687,346
600,000	General Motors Financial Company, Inc.	6.1000	01/07/34	616,047
400,000	General Motors Financial Company, Inc.	5.9500	04/04/34	406,394
500,000	Mercedes-Benz Finance North America, LLC	8.5000	01/18/31	603,334
900,000	Toyota Motor Credit Corporation	4.5500	09/20/27	899,003
400,000	Toyota Motor Credit Corporation	4.6250	01/12/28	400,994
300,000	Toyota Motor Credit Corporation	5.0500	05/16/29	305,582
800,000	Toyota Motor Credit Corporation	4.4500	06/29/29	795,611

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	AUTOMOTIVE — 2.1% (Continued)
500,000	Toyota Motor Credit Corporation		5.5500	11/20/30	$ 522,933
500,000	Toyota Motor Credit Corporation		5.1000	03/21/31	509,128
					27,172,365
	BANKING — 14.9%
600,000	Banco Bilbao Vizcaya Argentaria S.A.(c)	H15T1Y + 2.700%	6.1380	09/14/28	617,878
400,000	Banco Bilbao Vizcaya Argentaria S.A.		5.3810	03/13/29	407,754
400,000	Banco Bilbao Vizcaya Argentaria S.A.(c)	H15T1Y + 1.950%	6.0330	03/13/35	410,879
1,000,000	Banco Santander S.A.		5.2940	08/18/27	1,004,401
600,000	Banco Santander S.A.		5.5880	08/08/28	613,385
600,000	Banco Santander S.A.		6.6070	11/07/28	639,358
400,000	Banco Santander S.A.		3.3060	06/27/29	371,929
800,000	Banco Santander S.A.(c)	H15T1Y + 1.450%	5.5380	03/14/30	808,400
400,000	Banco Santander S.A.		3.4900	05/28/30	367,024
400,000	Banco Santander S.A.		2.7490	12/03/30	342,436
600,000	Banco Santander S.A.		6.9210	08/08/33	641,850
400,000	Banco Santander S.A.		6.3500	03/14/34	410,838
600,000	Bank of America Corporation		3.2480	10/21/27	574,786
1,600,000	Bank of America Corporation(c)	SOFRRATE + 2.040%	4.9480	07/22/28	1,601,420
2,200,000	Bank of America Corporation(c)	TSFR3M + 1.302%	3.4190	12/20/28	2,098,084
1,500,000	Bank of America Corporation(c)	SOFRRATE + 1.570%	5.8190	09/15/29	1,549,649
1,300,000	Bank of America Corporation(c)	TSFR3M + 1.252%	2.4960	02/13/31	1,144,055
1,600,000	Bank of America Corporation(c)	SOFRRATE + 2.150%	2.5920	04/29/31	1,409,007
800,000	Bank of America Corporation(c)	SOFRRATE + 1.530%	1.8980	07/23/31	672,444
700,000	Bank of America Corporation(c)	SOFRRATE + 1.370%	1.9220	10/24/31	584,672
700,000	Bank of America Corporation(c)	SOFRRATE + 1.220%	2.6510	03/11/32	604,017
1,300,000	Bank of America Corporation(c)	SOFRRATE + 1.320%	2.6870	04/22/32	1,121,403
1,200,000	Bank of America Corporation(c)	SOFRRATE + 1.220%	2.2990	07/21/32	1,004,891
900,000	Bank of America Corporation(c)	SOFRRATE + 1.210%	2.5720	10/20/32	762,517
1,100,000	Bank of America Corporation(c)	SOFRRATE + 1.330%	2.9720	02/04/33	950,788

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BANKING — 14.9% (Continued)
1,200,000	Bank of America Corporation(c)	SOFRRATE + 1.830%	4.5710	04/27/33	$ 1,155,474
1,400,000	Bank of America Corporation(c)	SOFRRATE + 2.160%	5.0150	07/22/33	1,395,345
1,100,000	Bank of America Corporation(c)	SOFRRATE + 1.910%	5.2880	04/25/34	1,107,095
900,000	Bank of America Corporation(c)	SOFRRATE + 1.840%	5.8720	09/15/34	941,526
1,300,000	Bank of America Corporation(c)	SOFRRATE + 1.650%	5.4680	01/23/35	1,323,773
600,000	Bank of America Corporation		6.1100	01/29/37	644,774
600,000	Bank of America Corporation		7.7500	05/14/38	737,997
900,000	Bank of America Corporation(c)	TSFR3M + 1.582%	4.0780	04/23/40	785,525
1,500,000	Bank of America Corporation(c)	SOFRRATE + 1.930%	2.6760	06/19/41	1,071,524
1,300,000	Bank of America Corporation(c)	SOFRRATE + 1.580%	3.3110	04/22/42	1,002,010
800,000	Bank of America Corporation(c)	TSFR3M + 2.252%	4.4430	01/20/48	705,133
400,000	Bank of America Corporation(c)	TSFR3M + 1.452%	3.9460	01/23/49	325,832
700,000	Bank of America Corporation(c)	TSFR3M + 1.782%	4.3300	03/15/50	602,035
1,400,000	Bank of America Corporation(c)	TSFR3M + 3.412%	4.0830	03/20/51	1,151,661
400,000	Bank of America Corporation(c)		2.8310	10/24/51	261,506
300,000	Bank of America Corporation(c)	SOFRRATE + 1.650%	3.4830	03/13/52	222,576
600,000	Bank of America Corporation(c)	SOFRRATE + 1.560%	2.9720	07/21/52	403,355
500,000	Bank of America NA		6.0000	10/15/36	537,812
600,000	Bank of Montreal		4.7000	09/14/27	599,590
500,000	Bank of Montreal		5.5110	06/04/31	513,981
800,000	Bank of Nova Scotia		4.8500	02/01/30	801,497
600,000	Bank of Nova Scotia		5.6500	02/01/34	623,109
600,000	Barclays plc		4.3370	01/10/28	585,628
900,000	Barclays plc(c)	H15T1Y + 2.650%	5.5010	08/09/28	908,184
700,000	Barclays plc(c)	H15T1Y + 3.300%	7.3850	11/02/28	744,774
500,000	Barclays plc(c)	SOFRRATE + 2.220%	6.4900	09/13/29	524,915
800,000	Barclays plc(c)	SOFRRATE + 1.740%	5.6900	03/12/30	814,791
500,000	Barclays plc(c)	H15T1Y + 1.200%	2.6670	03/10/32	425,571
1,000,000	Barclays plc(c)	H15T1Y + 3.500%	7.4370	11/02/33	1,125,916

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BANKING — 14.9% (Continued)
700,000	Barclays plc(c)	SOFRRATE + 2.980%	6.2240	05/09/34	$ 734,456
800,000	Barclays plc(c)	SOFRRATE + 2.620%	6.6920	09/13/34	865,610
600,000	Barclays plc		5.2500	08/17/45	579,598
500,000	Barclays plc		4.9500	01/10/47	462,037
600,000	Canadian Imperial Bank of Commerce		5.2600	04/08/29	608,578
1,000,000	Canadian Imperial Bank of Commerce		3.6000	04/07/32	905,831
600,000	Citibank NA		5.8030	09/29/28	623,554
900,000	Citibank NA		5.5700	04/30/34	933,445
1,000,000	Citigroup, Inc.		4.4500	09/29/27	985,258
1,700,000	Citigroup, Inc.(c)	TSFR3M + 1.652%	3.6680	07/24/28	1,639,094
300,000	Citigroup, Inc.(c)	TSFR3M + 1.413%	3.5200	10/27/28	287,092
800,000	Citigroup, Inc.(c)	SOFRRATE + 1.364%	5.1740	02/13/30	806,592
1,200,000	Citigroup, Inc.(c)	US0003M + 1.338%	3.9800	03/20/30	1,149,762
1,100,000	Citigroup, Inc.(c)	SOFRRATE + 1.422%	2.9760	11/05/30	996,799
900,000	Citigroup, Inc.(c)	SOFRRATE + 1.146%	2.6660	01/29/31	798,497
1,200,000	Citigroup, Inc.(c)	SOFRRATE + 3.914%	4.4120	03/31/31	1,162,403
800,000	Citigroup, Inc.(c)	SOFRRATE + 1.167%	2.5610	05/01/32	681,112
300,000	Citigroup, Inc.		6.6250	06/15/32	325,356
500,000	Citigroup, Inc.(c)	SOFRRATE + 1.177%	2.5200	11/03/32	420,083
900,000	Citigroup, Inc.(c)	SOFRRATE + 1.351%	3.0570	01/25/33	779,343
800,000	Citigroup, Inc.(c)	SOFRRATE + 1.939%	3.7850	03/17/33	727,172
600,000	Citigroup, Inc.(c)	SOFRRATE + 2.086%	4.9100	05/24/33	587,766
800,000	Citigroup, Inc.(c)	SOFRRATE + 2.338%	6.2700	11/17/33	854,267
500,000	Citigroup, Inc.(c)	SOFRRATE + 4.548%	5.3160	03/26/41	491,680
500,000	Citigroup, Inc.		5.8750	01/30/42	526,759
700,000	Citigroup, Inc.(c)	SOFRRATE + 1.379%	2.9040	11/03/42	500,875
500,000	Citigroup, Inc.		6.6750	09/13/43	561,445
800,000	Citigroup, Inc.		4.7500	05/18/46	712,390

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BANKING — 14.9% (Continued)
400,000	Citigroup, Inc.(c)	TSFR3M + 2.101%	4.2810	04/24/48	$ 338,764
600,000	Citigroup, Inc.		4.6500	07/23/48	540,110
600,000	Citizens Financial Group, Inc.(c)	SOFRRATE + 2.010%	5.8410	01/23/30	608,381
300,000	Citizens Financial Group, Inc.(c)	SOFRRATE + 2.325%	6.6450	04/25/35	318,634
1,100,000	Cooperatieve Rabobank UA		5.7500	12/01/43	1,122,866
1,200,000	Credit Suisse A.G.		7.5000	02/15/28	1,297,961
600,000	Deutsche Bank A.G.		5.4140	05/10/29	610,175
900,000	Deutsche Bank A.G.(c)	SOFRRATE + 2.510%	6.8190	11/20/29	949,735
500,000	Deutsche Bank A.G.(c)	SOFRRATE + 3.043%	3.5470	09/18/31	449,800
300,000	Discover Bank		4.6500	09/13/28	292,910
300,000	Fifth Third Bancorp		8.2500	03/01/38	367,187
1,900,000	HSBC Holdings plc(c)	SOFRRATE + 2.110%	4.7550	06/09/28	1,885,304
900,000	HSBC Holdings plc(c)	SOFRRATE + 2.610%	5.2100	08/11/28	904,442
1,400,000	HSBC Holdings plc(c)	SOFRRATE + 3.350%	7.3900	11/03/28	1,494,985
900,000	HSBC Holdings plc(c)	SOFRRATE + 1.970%	6.1610	03/09/29	932,579
800,000	HSBC Holdings plc(c)	US0003M + 1.535%	4.5830	06/19/29	785,384
600,000	HSBC Holdings plc(c)	SOFRRATE + 1.460%	5.5460	03/04/30	609,961
1,200,000	HSBC Holdings plc		4.9500	03/31/30	1,203,974
1,800,000	HSBC Holdings plc(c)	US0003M + 1.610%	3.9730	05/22/30	1,710,054
600,000	HSBC Holdings plc(c)	SOFRRATE + 2.387%	2.8480	06/04/31	529,925
600,000	HSBC Holdings plc(c)		2.3570	08/18/31	511,529
1,100,000	HSBC Holdings plc(c)	SOFRRATE + 1.520%	5.7330	05/17/32	1,123,784
1,500,000	HSBC Holdings plc(c)	SOFRRATE + 2.870%	5.4020	08/11/33	1,510,507
1,600,000	HSBC Holdings plc(c)	SOFRRATE + 1.780%	5.7190	03/04/35	1,640,475
900,000	HSBC Holdings plc		5.2500	03/14/44	859,629
500,000	Huntington National Bank		5.6500	01/10/30	510,562
600,000	ING Groep N.V.		4.0500	04/09/29	578,647
700,000	ING Groep N.V.(c)	SOFRRATE + 1.440%	5.3350	03/19/30	707,907

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BANKING — 14.9% (Continued)
600,000	ING Groep N.V.(c)	SOFRRATE + 2.090%	6.1140	09/11/34	$ 631,693
500,000	ING Groep N.V.(c)	SOFRRATE + 1.770%	5.5500	03/19/35	506,080
1,800,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.990%	4.8510	07/25/28	1,799,367
700,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.450%	5.2990	07/24/29	710,713
600,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.570%	6.0870	10/23/29	627,685
800,000	JPMorgan Chase & Company(c)	US0003M + 1.330%	4.4520	12/05/29	787,131
500,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.310%	5.0120	01/23/30	502,751
900,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.160%	5.5810	04/22/30	925,431
800,000	JPMorgan Chase & Company(c)	TSFR3M + 1.422%	3.7020	05/06/30	759,063
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.750%	4.5650	06/14/30	986,108
1,300,000	JPMorgan Chase & Company(c)	TSFR3M + 3.790%	4.4930	03/24/31	1,274,565
700,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.040%	2.5220	04/22/31	617,053
600,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.065%	1.9530	02/04/32	498,722
1,200,000	JPMorgan Chase & Company(c)	TSFR3M + 1.250%	2.5800	04/22/32	1,032,429
700,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.180%	2.5450	11/08/32	594,857
1,200,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.260%	2.9630	01/25/33	1,043,124
600,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.800%	4.5860	04/26/33	581,411
1,400,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.080%	4.9120	07/25/33	1,383,958
1,100,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.845%	5.3500	06/01/34	1,116,652
800,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.810%	6.2540	10/23/34	862,785
900,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.620%	5.3360	01/23/35	911,565
700,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.490%	5.7660	04/22/35	731,309
700,000	JPMorgan Chase & Company		6.4000	05/15/38	794,729
600,000	JPMorgan Chase & Company		5.5000	10/15/40	619,807
600,000	JPMorgan Chase & Company(c)		3.1090	04/22/41	460,176
800,000	JPMorgan Chase & Company		5.6000	07/15/41	835,956

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BANKING — 14.9% (Continued)
700,000	JPMorgan Chase & Company		5.4000	01/06/42	$ 716,221
700,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.460%	3.1570	04/22/42	534,721
700,000	JPMorgan Chase & Company		4.9500	06/01/45	667,835
800,000	JPMorgan Chase & Company(c)	TSFR3M + 1.842%	4.2600	02/22/48	692,136
600,000	JPMorgan Chase & Company(c)	TSFR3M + 1.722%	4.0320	07/24/48	499,780
900,000	JPMorgan Chase & Company(c)	TSFR3M + 1.642%	3.9640	11/15/48	738,632
600,000	JPMorgan Chase & Company(c)	TSFR3M + 1.482%	3.8970	01/23/49	487,203
700,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.440%	3.1090	04/22/51	490,565
1,100,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.580%	3.3280	04/22/52	799,447
500,000	KeyCorporation(c)	SOFRRATE + 2.420%	6.4010	03/06/35	520,170
300,000	Lloyds Banking Group plc		4.5500	08/16/28	296,119
500,000	Lloyds Banking Group plc(c)	US0003M + 1.205%	3.5740	11/07/28	477,579
800,000	Lloyds Banking Group plc(c)	H15T1Y + 1.700%	5.8710	03/06/29	821,913
700,000	Lloyds Banking Group plc(c)	H15T1Y + 1.070%	5.7210	06/05/30	718,036
1,100,000	Lloyds Banking Group plc(c)	H15T1Y + 1.750%	5.6790	01/05/35	1,122,434
600,000	Lloyds Banking Group plc		4.3440	01/09/48	482,230
600,000	M&T Bank Corporation(c)	SOFRRATE + 2.800%	7.4130	10/30/29	643,532
500,000	M&T Bank Corporation(c)	SOFRRATE + 2.260%	6.0820	03/13/32	511,508
700,000	Manufacturers & Traders Trust Company		4.7000	01/27/28	687,272
1,200,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 1.950%	5.0170	07/20/28	1,206,432
700,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 1.900%	5.3540	09/13/28	709,395
300,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 1.380%	5.4220	02/22/29	305,276
500,000	Mitsubishi UFJ Financial Group, Inc.		3.7410	03/07/29	480,309
900,000	Mitsubishi UFJ Financial Group, Inc.		3.1950	07/18/29	835,061
300,000	Mitsubishi UFJ Financial Group, Inc.		2.5590	02/25/30	266,774
600,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 0.820%	5.2580	04/17/30	608,508
400,000	Mitsubishi UFJ Financial Group, Inc.		2.0480	07/17/30	341,538
1,000,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 2.125%	5.1330	07/20/33	1,005,692
900,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 1.630%	5.4410	02/22/34	923,208
400,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 1.970%	5.4060	04/19/34	411,633
400,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 1.000%	5.4260	04/17/35	407,699

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BANKING — 14.9% (Continued)
300,000	Mitsubishi UFJ Financial Group, Inc.		3.7510	07/18/39	$ 258,709
1,200,000	Mizuho Financial Group, Inc.(c)	H15T1Y + 2.050%	5.4140	09/13/28	1,218,469
800,000	Mizuho Financial Group, Inc.(c)	H15T1Y + 1.650%	5.7780	07/06/29	821,473
500,000	Mizuho Financial Group, Inc.(c)	H15T1Y + 1.120%	5.3760	05/26/30	507,557
500,000	Mizuho Financial Group, Inc.(c)	US0003M + 1.130%	3.1530	07/16/30	458,721
400,000	Mizuho Financial Group, Inc.(c)	TSFR3M + 1.772%	2.2010	07/10/31	340,840
700,000	Mizuho Financial Group, Inc.(c)	SOFRRATE + 1.532%	1.9790	09/08/31	586,381
300,000	Mizuho Financial Group, Inc.(c)	H15T1Y + 1.300%	5.5790	05/26/35	305,736
300,000	National Australia Bank Ltd.		4.9440	01/12/28	303,290
500,000	National Australia Bank Ltd.		4.7870	01/10/29	504,311
700,000	National Bank of Canada		5.6000	12/18/28	719,936
700,000	NatWest Group plc(c)	H15T1Y + 2.270%	5.5160	09/30/28	709,936
400,000	NatWest Group plc(c)	H15T1Y + 1.950%	5.8080	09/13/29	411,373
800,000	NatWest Group plc(c)	US0003M + 1.905%	5.0760	01/27/30	798,928
300,000	NatWest Group plc(c)	US0003M + 1.871%	4.4450	05/08/30	291,798
300,000	NatWest Group plc(c)	H15T1Y + 2.100%	6.0160	03/02/34	315,347
500,000	NatWest Group plc(c)	H15T1Y + 1.500%	5.7780	03/01/35	514,211
700,000	PNC Bank NA		2.7000	10/22/29	624,801
1,700,000	PNC Financial Services Group, Inc.(c)	SOFRRATE + 1.198%	5.4920	05/14/30	1,736,740
1,400,000	PNC Financial Services Group, Inc.(c)	SOFRRATE + 1.946%	5.9390	08/18/34	1,466,377
1,300,000	PNC Financial Services Group, Inc.(c)	SOFRRATE + 1.902%	5.6760	01/22/35	1,335,984
800,000	Royal Bank of Canada		5.2000	08/01/28	816,462
1,200,000	Royal Bank of Canada		4.9500	02/01/29	1,211,697
1,200,000	Royal Bank of Canada		5.1500	02/01/34	1,216,221
400,000	Santander Holdings USA, Inc.(c)	SOFRRATE + 2.356%	6.4990	03/09/29	412,270
600,000	Santander Holdings USA, Inc.(c)	SOFRRATE + 2.500%	6.1740	01/09/30	616,055
700,000	Santander UK Group Holdings plc(c)	SOFRRATE + 2.600%	6.5340	01/10/29	726,798
800,000	Sumitomo Mitsui Financial Group, Inc.		3.3640	07/12/27	769,049
800,000	Sumitomo Mitsui Financial Group, Inc.		5.5200	01/13/28	817,063
300,000	Sumitomo Mitsui Financial Group, Inc.		5.8000	07/13/28	310,203
500,000	Sumitomo Mitsui Financial Group, Inc.		5.7160	09/14/28	516,322

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BANKING — 14.9% (Continued)
1,300,000	Sumitomo Mitsui Financial Group, Inc.		3.0400	07/16/29	$ 1,194,856
900,000	Sumitomo Mitsui Financial Group, Inc.		5.7100	01/13/30	933,207
800,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	684,001
500,000	Sumitomo Mitsui Financial Group, Inc.		2.1420	09/23/30	425,397
700,000	Sumitomo Mitsui Financial Group, Inc.		5.8080	09/14/33	738,395
300,000	Sumitomo Mitsui Financial Group, Inc.		6.1840	07/13/43	331,343
1,000,000	Toronto-Dominion Bank		4.6930	09/15/27	997,202
800,000	Toronto-Dominion Bank		5.1560	01/10/28	809,567
500,000	Toronto-Dominion Bank		5.5230	07/17/28	513,500
1,000,000	Toronto-Dominion Bank		4.9940	04/05/29	1,007,848
1,100,000	Truist Financial Corporation(c)	SOFRRATE + 1.368%	4.1230	06/06/28	1,072,090
400,000	Truist Financial Corporation(c)	SOFRRATE + 1.435%	4.8730	01/26/29	397,628
1,100,000	Truist Financial Corporation(c)	SOFRRATE + 2.446%	7.1610	10/30/29	1,181,951
400,000	Truist Financial Corporation(c)	SOFRRATE + 1.852%	5.1220	01/26/34	391,406
800,000	Truist Financial Corporation(c)	SOFRRATE + 2.361%	5.8670	06/08/34	823,121
600,000	Truist Financial Corporation(c)	SOFRRATE + 1.922%	5.7110	01/24/35	611,469
2,100,000	US Bancorp(c)	SOFRRATE + 1.560%	5.3840	01/23/30	2,135,470
1,400,000	US Bancorp(c)	SOFRRATE + 2.090%	5.8500	10/21/33	1,449,340
1,100,000	US Bancorp(c)	SOFRRATE + 1.860%	5.6780	01/23/35	1,126,198
300,000	Wachovia Corporation		5.5000	08/01/35	304,264
1,900,000	Wells Fargo & Company(c)	SOFRRATE + 2.100%	2.3930	06/02/28	1,770,761
1,100,000	Wells Fargo & Company		4.1500	01/24/29	1,074,019
1,300,000	Wells Fargo & Company(c)	SOFRRATE + 1.500%	5.1980	01/23/30	1,312,116
1,000,000	Wells Fargo & Company(c)	TSFR3M + 1.262%	2.5720	02/11/31	882,793
1,200,000	Wells Fargo & Company(c)	SOFRRATE + 4.032%	4.4780	04/04/31	1,170,018
1,300,000	Wells Fargo & Company(c)	SOFRRATE + 1.500%	3.3500	03/02/33	1,149,665
1,400,000	Wells Fargo & Company(c)	SOFRRATE + 2.100%	4.8970	07/25/33	1,373,158

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BANKING — 14.9% (Continued)
1,000,000	Wells Fargo & Company(c)	SOFRRATE + 2.020%	5.3890	04/24/34	$ 1,008,732
1,300,000	Wells Fargo & Company(c)	SOFRRATE + 1.990%	5.5570	07/25/34	1,325,422
800,000	Wells Fargo & Company(c)	SOFRRATE + 2.060%	6.4910	10/23/34	869,090
1,000,000	Wells Fargo & Company(c)	SOFRRATE + 1.780%	5.4990	01/23/35	1,015,955
1,300,000	Wells Fargo & Company		4.6500	11/04/44	1,132,095
800,000	Wells Fargo & Company		4.9000	11/17/45	718,582
900,000	Wells Fargo & Company		4.4000	06/14/46	748,508
800,000	Wells Fargo & Company		4.7500	12/07/46	698,598
1,700,000	Wells Fargo & Company(c)	TSFR3M + 4.502%	5.0130	04/04/51	1,596,756
900,000	Wells Fargo & Company(c)	SOFRRATE + 2.130%	4.6110	04/25/53	796,089
600,000	Westpac Banking Corporation		4.0430	08/26/27	591,816
500,000	Westpac Banking Corporation		5.4570	11/18/27	512,450
300,000	Westpac Banking Corporation		5.5350	11/17/28	311,003
900,000	Westpac Banking Corporation		5.0500	04/16/29	916,097
500,000	Westpac Banking Corporation		6.8200	11/17/33	549,345
300,000	Westpac Banking Corporation		4.4210	07/24/39	273,845
600,000	Westpac Banking Corporation		3.1330	11/18/41	435,925
					189,867,926
	BEVERAGES — 2.0%
3,000,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	2,917,247
1,200,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	1,208,830
500,000	Anheuser-Busch InBev Worldwide, Inc.		4.9000	01/23/31	506,393
500,000	Anheuser-Busch InBev Worldwide, Inc.		5.0000	06/15/34	505,410
400,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	519,192
900,000	Anheuser-Busch InBev Worldwide, Inc.		5.4500	01/23/39	932,097
1,100,000	Anheuser-Busch InBev Worldwide, Inc.		4.9500	01/15/42	1,058,545
900,000	Anheuser-Busch InBev Worldwide, Inc.		4.4390	10/06/48	787,503
1,300,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	1,333,776
800,000	Anheuser-Busch InBev Worldwide, Inc.		5.8000	01/23/59	852,784
300,000	Coca-Cola Company		2.1250	09/06/29	268,782
800,000	Coca-Cola Company		3.4500	03/25/30	759,098
900,000	Coca-Cola Company		1.3750	03/15/31	737,937

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BEVERAGES — 2.0% (Continued)
700,000	Coca-Cola Company	2.2500	01/05/32	$ 601,896
400,000	Coca-Cola Company	5.0000	05/13/34	410,225
800,000	Coca-Cola Company	2.8750	05/05/41	602,458
1,100,000	Coca-Cola Company	2.6000	06/01/50	704,653
600,000	Coca-Cola Company	3.0000	03/05/51	416,529
800,000	Coca-Cola Company	2.5000	03/15/51	499,422
300,000	Coca-Cola Company	5.3000	05/13/54	304,302
700,000	Diageo Capital plc	5.3000	10/24/27	713,652
600,000	Diageo Capital plc	5.5000	01/24/33	628,470
400,000	Diageo Capital plc	5.6250	10/05/33	423,109
400,000	Keurig Dr Pepper, Inc.	5.0500	03/15/29	405,331
500,000	Keurig Dr Pepper, Inc.	3.9500	04/15/29	483,291
600,000	Keurig Dr Pepper, Inc.	4.0500	04/15/32	568,208
900,000	Keurig Dr Pepper, Inc.	3.8000	05/01/50	684,561
300,000	Molson Coors Beverage Company	5.0000	05/01/42	281,027
900,000	Molson Coors Beverage Company	4.2000	07/15/46	738,683
800,000	PepsiCo, Inc.	3.0000	10/15/27	766,927
400,000	PepsiCo, Inc.	2.6250	07/29/29	368,523
900,000	PepsiCo, Inc.	2.7500	03/19/30	821,888
1,100,000	PepsiCo, Inc.	3.9000	07/18/32	1,050,672
900,000	PepsiCo, Inc.	2.6250	10/21/41	644,928
500,000	PepsiCo, Inc.	2.8750	10/15/49	343,534
600,000	PepsiCo, Inc.	2.7500	10/21/51	394,475
				25,244,358
	BIOTECH & PHARMA — 6.2%
1,200,000	AbbVie, Inc.	4.8000	03/15/29	1,212,353
1,400,000	AbbVie, Inc.	3.2000	11/21/29	1,309,123
900,000	AbbVie, Inc.	4.9500	03/15/31	914,807
800,000	AbbVie, Inc.	5.0500	03/15/34	811,896
600,000	AbbVie, Inc.	4.5500	03/15/35	582,196
500,000	AbbVie, Inc.	4.5000	05/14/35	482,113
1,000,000	AbbVie, Inc.	4.0500	11/21/39	888,703
800,000	AbbVie, Inc.	5.3500	03/15/44	810,033
1,500,000	AbbVie, Inc.	4.8500	06/15/44	1,419,741

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BIOTECH & PHARMA — 6.2% (Continued)
1,500,000	AbbVie, Inc.	4.4500	05/14/46	$ 1,331,086
2,300,000	AbbVie, Inc.	4.2500	11/21/49	1,958,842
900,000	AbbVie, Inc.	5.4000	03/15/54	908,969
400,000	AbbVie, Inc.	5.5000	03/15/64	402,987
1,800,000	Amgen, Inc.	5.1500	03/02/28	1,821,608
400,000	Amgen, Inc.	3.0000	02/22/29	373,114
400,000	Amgen, Inc.	2.4500	02/21/30	355,565
1,300,000	Amgen, Inc.	5.2500	03/02/30	1,330,573
300,000	Amgen, Inc.	4.2000	03/01/33	282,673
1,700,000	Amgen, Inc.	5.2500	03/02/33	1,723,083
700,000	Amgen, Inc.	3.1500	02/21/40	534,936
1,500,000	Amgen, Inc.	5.6000	03/02/43	1,509,204
1,600,000	Amgen, Inc.	3.3750	02/21/50	1,152,917
2,100,000	Amgen, Inc.	5.6500	03/02/53	2,109,076
1,200,000	Amgen, Inc.	5.7500	03/02/63	1,204,928
1,000,000	Astrazeneca Finance, LLC	4.8500	02/26/29	1,012,011
700,000	Astrazeneca Finance, LLC	4.9000	02/26/31	710,270
700,000	Astrazeneca Finance, LLC	5.0000	02/26/34	709,792
1,200,000	AstraZeneca plc	6.4500	09/15/37	1,363,874
1,000,000	AstraZeneca plc	4.3750	08/17/48	883,184
800,000	Biogen, Inc.	2.2500	05/01/30	693,961
900,000	Biogen, Inc.	3.1500	05/01/50	597,796
400,000	Bristol-Myers Squibb Company	3.9000	02/20/28	391,428
1,100,000	Bristol-Myers Squibb Company	4.9000	02/22/29	1,114,510
1,100,000	Bristol-Myers Squibb Company	5.1000	02/22/31	1,124,101
700,000	Bristol-Myers Squibb Company	2.9500	03/15/32	618,245
1,200,000	Bristol-Myers Squibb Company	5.2000	02/22/34	1,224,603
1,400,000	Bristol-Myers Squibb Company	2.3500	11/13/40	953,046
700,000	Bristol-Myers Squibb Company	6.2500	11/15/53	772,131
1,300,000	Bristol-Myers Squibb Company	5.5500	02/22/54	1,313,242
700,000	Bristol-Myers Squibb Company	6.4000	11/15/63	779,629
900,000	Bristol-Myers Squibb Company	5.6500	02/22/64	903,143
1,000,000	Eli Lilly & Company	4.5000	02/09/29	1,005,847
1,000,000	Eli Lilly & Company	4.7000	02/09/34	998,979

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BIOTECH & PHARMA — 6.2% (Continued)
900,000	Eli Lilly & Company	5.0000	02/09/54	$ 874,603
900,000	Eli Lilly & Company	5.1000	02/09/64	875,500
1,100,000	Gilead Sciences, Inc.	4.8000	04/01/44	1,010,464
1,100,000	Gilead Sciences, Inc.	4.7500	03/01/46	999,894
1,100,000	Gilead Sciences, Inc.	4.1500	03/01/47	917,121
800,000	Gilead Sciences, Inc.	2.8000	10/01/50	514,526
600,000	GlaxoSmithKline Capital plc	3.3750	06/01/29	571,074
1,000,000	GlaxoSmithKline Capital, Inc.	6.3750	05/15/38	1,128,218
300,000	Johnson & Johnson	2.9000	01/15/28	286,776
1,000,000	Johnson & Johnson	4.8000	06/01/29	1,022,166
1,000,000	Johnson & Johnson	4.9000	06/01/31	1,027,218
500,000	Johnson & Johnson	4.9500	06/01/34	515,826
600,000	Johnson & Johnson	3.6250	03/03/37	536,142
600,000	Johnson & Johnson	5.9500	08/15/37	668,885
500,000	Johnson & Johnson	3.4000	01/15/38	430,571
700,000	Johnson & Johnson	2.1000	09/01/40	480,479
900,000	Johnson & Johnson	3.5000	01/15/48	709,797
200,000	Johnson & Johnson	5.2500	06/01/54	205,789
1,600,000	Merck & Company, Inc.	3.4000	03/07/29	1,531,039
1,200,000	Merck & Company, Inc.	2.1500	12/10/31	1,017,666
600,000	Merck & Company, Inc.	4.5000	05/17/33	590,806
1,500,000	Merck & Company, Inc.	2.3500	06/24/40	1,047,067
1,100,000	Merck & Company, Inc.	4.0000	03/07/49	908,723
500,000	Merck & Company, Inc.	5.0000	05/17/53	478,015
800,000	Merck & Company, Inc.	5.1500	05/17/63	776,795
1,000,000	Novartis Capital Corporation	4.0000	11/20/45	859,440
800,000	Novartis Capital Corporation	2.7500	08/14/50	536,070
500,000	Pfizer Investment Enterprises Pte Ltd.	4.4500	05/19/28	497,601
900,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/30	903,258
1,400,000	Pfizer Investment Enterprises Pte Ltd.	4.7500	05/19/33	1,391,499
1,100,000	Pfizer Investment Enterprises Pte Ltd.	5.1100	05/19/43	1,068,856
2,000,000	Pfizer Investment Enterprises Pte Ltd.	5.3000	05/19/53	1,970,462
1,300,000	Pfizer Investment Enterprises Pte Ltd.	5.3400	05/19/63	1,260,935
1,800,000	Pfizer, Inc.	3.4500	03/15/29	1,728,434

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	BIOTECH & PHARMA — 6.2% (Continued)
1,300,000	Pfizer, Inc.	4.2000	09/15/48	$ 1,112,771
1,400,000	Pfizer, Inc.	4.0000	03/15/49	1,160,200
300,000	Regeneron Pharmaceuticals, Inc.	1.7500	09/15/30	252,679
600,000	Regeneron Pharmaceuticals, Inc.	2.8000	09/15/50	378,558
600,000	Royalty Pharma plc	3.3000	09/02/40	444,820
600,000	Royalty Pharma plc	3.5500	09/02/50	414,788
1,600,000	Takeda Pharmaceutical Company Ltd.	2.0500	03/31/30	1,377,926
1,500,000	Takeda Pharmaceutical Company Ltd.	3.1750	07/09/50	1,014,920
400,000	Viatris, Inc.	2.7000	06/22/30	347,087
700,000	Viatris, Inc.	3.8500	06/22/40	526,341
700,000	Viatris, Inc.	4.0000	06/22/50	488,336
				79,460,459
	CABLE & SATELLITE — 2.2%
800,000	Charter Communications Operating, LLC / Charter	4.2000	03/15/28	767,059
1,300,000	Charter Communications Operating, LLC / Charter	5.0500	03/30/29	1,271,565
600,000	Charter Communications Operating, LLC / Charter	6.6500	02/01/34	618,299
500,000	Charter Communications Operating, LLC / Charter	6.5500	06/01/34	511,354
500,000	Charter Communications Operating, LLC / Charter	6.3840	10/23/35	499,551
400,000	Charter Communications Operating, LLC / Charter	3.5000	03/01/42	273,169
1,200,000	Charter Communications Operating, LLC / Charter	6.4840	10/23/45	1,131,450
1,000,000	Charter Communications Operating, LLC / Charter	5.3750	05/01/47	824,712
800,000	Charter Communications Operating, LLC / Charter	5.7500	04/01/48	689,956
400,000	Charter Communications Operating, LLC / Charter	5.1250	07/01/49	315,025
800,000	Charter Communications Operating, LLC / Charter	4.8000	03/01/50	602,764
1,000,000	Charter Communications Operating, LLC / Charter	3.7000	04/01/51	629,994
1,000,000	Charter Communications Operating, LLC / Charter	3.9000	06/01/52	647,139
300,000	Charter Communications Operating, LLC / Charter	5.2500	04/01/53	242,370
700,000	Charter Communications Operating, LLC / Charter	4.4000	12/01/61	467,203
900,000	Comcast Corporation	5.3500	11/15/27	919,787
900,000	Comcast Corporation	4.5500	01/15/29	897,969
1,000,000	Comcast Corporation	5.1000	06/01/29	1,021,517
600,000	Comcast Corporation	3.4000	04/01/30	560,938
600,000	Comcast Corporation	4.2500	10/15/30	584,715
400,000	Comcast Corporation	5.5000	11/15/32	416,530

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	CABLE & SATELLITE — 2.2% (Continued)
600,000	Comcast Corporation	4.2500	01/15/33	$ 571,410
600,000	Comcast Corporation	4.6500	02/15/33	590,727
500,000	Comcast Corporation	5.3000	06/01/34	509,794
700,000	Comcast Corporation	4.2000	08/15/34	654,801
400,000	Comcast Corporation	4.4000	08/15/35	377,875
400,000	Comcast Corporation	3.2000	07/15/36	331,131
800,000	Comcast Corporation	3.9000	03/01/38	694,404
500,000	Comcast Corporation	3.2500	11/01/39	394,100
900,000	Comcast Corporation	3.7500	04/01/40	744,831
1,000,000	Comcast Corporation	3.4000	07/15/46	738,692
900,000	Comcast Corporation	4.0000	08/15/47	723,673
700,000	Comcast Corporation	3.9690	11/01/47	557,750
500,000	Comcast Corporation	4.0000	03/01/48	400,842
900,000	Comcast Corporation	3.9990	11/01/49	718,414
900,000	Comcast Corporation	3.4500	02/01/50	652,157
1,300,000	Comcast Corporation	2.8000	01/15/51	819,159
2,200,000	Comcast Corporation	2.8870	11/01/51	1,405,352
400,000	Comcast Corporation	5.3500	05/15/53	390,440
500,000	Comcast Corporation	5.5000	05/15/64	489,842
400,000	Time Warner Cable, LLC	6.5500	05/01/37	390,636
500,000	Time Warner Cable, LLC	7.3000	07/01/38	519,405
500,000	Time Warner Cable, LLC	6.7500	06/15/39	495,439
500,000	Time Warner Cable, LLC	5.5000	09/01/41	427,483
500,000	Time Warner Cable, LLC	4.5000	09/15/42	376,330
				27,867,753
	CHEMICALS — 0.9%
1,000,000	Air Products and Chemicals, Inc.	4.6000	02/08/29	1,004,473
700,000	Air Products and Chemicals, Inc.	4.8500	02/08/34	699,462
1,000,000	Celanese US Holdings, LLC	6.1650	07/15/27	1,024,965
300,000	Celanese US Holdings, LLC	6.5500	11/15/30	318,256
500,000	Celanese US Holdings, LLC	6.3790	07/15/32	524,203
400,000	Celanese US Holdings, LLC	6.7000	11/15/33	428,993
300,000	CF Industries, Inc.	5.1500	03/15/34	296,082
500,000	CF Industries, Inc.	5.3750	03/15/44	471,431

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	CHEMICALS — 0.9% (Continued)
1,700,000	Dow Chemical Company	3.6000	11/15/50	$ 1,217,785
424,000	DuPont de Nemours, Inc.	5.3190	11/15/38	447,559
900,000	DuPont de Nemours, Inc.	5.4190	11/15/48	947,688
500,000	Eastman Chemical Company	5.6250	02/20/34	505,914
400,000	Ecolab, Inc.	2.7000	12/15/51	255,794
500,000	LYB International Finance III, LLC	5.5000	03/01/34	505,354
500,000	LYB International Finance III, LLC	4.2000	10/15/49	391,338
600,000	LYB International Finance III, LLC	4.2000	05/01/50	468,005
500,000	Nutrien Ltd.	4.2000	04/01/29	486,925
400,000	Nutrien Ltd.	5.0000	04/01/49	360,730
300,000	Nutrien Ltd.	5.8000	03/27/53	302,288
400,000	Sherwin-Williams Company	2.9500	08/15/29	367,504
600,000	Sherwin-Williams Company	4.5000	06/01/47	520,581
				11,545,330
	COMMERCIAL SUPPORT SERVICES — 0.3%
600,000	Republic Services, Inc.	4.8750	04/01/29	604,542
400,000	Republic Services, Inc.	5.0000	04/01/34	400,586
900,000	Waste Connections, Inc.	5.0000	03/01/34	900,620
800,000	Waste Management, Inc.	4.8750	02/15/29	810,876
500,000	Waste Management, Inc.	4.1500	04/15/32	481,024
500,000	Waste Management, Inc.	4.8750	02/15/34	500,301
				3,697,949
	CONSTRUCTION MATERIALS — 0.1%
500,000	CRH SMW Finance DAC	5.2000	05/21/29	507,281
500,000	Martin Marietta Materials, Inc.	3.2000	07/15/51	342,663
				849,944
	CONTAINERS & PACKAGING — 0.1%
400,000	Berry Global, Inc.(b)	5.8000	06/15/31	406,509
300,000	Berry Global, Inc.(b)	5.6500	01/15/34	300,208
300,000	Smurfit Kappa Treasury ULC(b)	5.2000	01/15/30	304,196
300,000	Smurfit Kappa Treasury ULC(b)	5.4380	04/03/34	304,492
400,000	Smurfit Kappa Treasury ULC(b)	5.7770	04/03/54	408,317
				1,723,722

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.4%
500,000	3M Company	4.0000	09/14/48	$ 411,600
500,000	3M Company	3.2500	08/26/49	348,204
500,000	Emerson Electric Company	2.8000	12/21/51	323,968
600,000	Honeywell International, Inc.	1.7500	09/01/31	496,394
500,000	Honeywell International, Inc.	5.0000	02/15/33	508,910
400,000	Honeywell International, Inc.	4.5000	01/15/34	390,584
300,000	Honeywell International, Inc.	5.0000	03/01/35	302,680
700,000	Honeywell International, Inc.	5.2500	03/01/54	691,989
700,000	Parker-Hannifin Corporation	4.2500	09/15/27	689,384
800,000	Parker-Hannifin Corporation	3.2500	06/14/29	748,243
300,000	Parker-Hannifin Corporation	4.0000	06/14/49	241,613
				5,153,569
	E-COMMERCE DISCRETIONARY — 1.1%
2,700,000	Amazon.com, Inc.	3.1500	08/22/27	2,598,621
1,100,000	Amazon.com, Inc.	4.5500	12/01/27	1,104,214
1,300,000	Amazon.com, Inc.	3.4500	04/13/29	1,252,826
1,500,000	Amazon.com, Inc.	4.6500	12/01/29	1,518,605
2,000,000	Amazon.com, Inc.	3.6000	04/13/32	1,874,559
1,300,000	Amazon.com, Inc.	4.7000	12/01/32	1,312,736
2,200,000	Amazon.com, Inc.	4.0500	08/22/47	1,883,772
2,300,000	Amazon.com, Inc.	3.9500	04/13/52	1,898,228
300,000	eBay, Inc.	2.6000	05/10/31	260,169
400,000	eBay, Inc.	4.0000	07/15/42	326,567
500,000	eBay, Inc.	3.6500	05/10/51	365,043
				14,395,340
	ELECTRIC & GAS MARKETING & TRADING — 0.1%
1,000,000	Consolidated Edison Company of New York, Inc.	3.9500	04/01/50	806,267

	ELECTRIC UTILITIES — 3.2%
900,000	AES Corporation	2.4500	01/15/31	755,810
600,000	Ameren Corporation	3.5000	01/15/31	552,345
600,000	American Electric Power Company, Inc.	5.6250	03/01/33	613,276
500,000	Berkshire Hathaway Energy Company	5.1500	11/15/43	482,951
500,000	Berkshire Hathaway Energy Company	4.5000	02/01/45	450,266

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	ELECTRIC UTILITIES — 3.2% (Continued)
700,000	Berkshire Hathaway Energy Company	3.8000	07/15/48	$ 533,874
300,000	Berkshire Hathaway Energy Company	4.4500	01/15/49	251,906
300,000	Berkshire Hathaway Energy Company	4.2500	10/15/50	242,789
700,000	Berkshire Hathaway Energy Company	2.8500	05/15/51	445,619
300,000	Berkshire Hathaway Energy Company	4.6000	05/01/53	257,293
500,000	Consolidated Edison Company of New York, Inc.	5.9000	11/15/53	525,532
500,000	Constellation Energy Generation, LLC	6.5000	10/01/53	547,108
700,000	Constellation Energy Generation, LLC	5.7500	03/15/54	695,477
700,000	Dominion Energy, Inc.	3.3750	04/01/30	643,600
700,000	Dominion Energy, Inc.	5.3750	11/15/32	709,136
600,000	DTE Energy Company	5.1000	03/01/29	604,130
300,000	DTE Energy Company	5.8500	06/01/34	311,323
1,400,000	Duke Energy Carolinas, LLC	3.2000	08/15/49	969,615
800,000	Duke Energy Corporation	4.5000	08/15/32	765,743
600,000	Duke Energy Corporation	3.3000	06/15/41	448,850
1,000,000	Duke Energy Corporation	3.7500	09/01/46	751,206
600,000	Duke Energy Corporation	5.0000	08/15/52	536,854
500,000	Emera US Finance, L.P.	4.7500	06/15/46	419,804
1,100,000	Eversource Energy	5.9500	02/01/29	1,141,998
600,000	Exelon Corporation	5.3000	03/15/33	609,419
700,000	Exelon Corporation	4.7000	04/15/50	609,716
500,000	Exelon Corporation	5.6000	03/15/53	494,455
700,000	Florida Power & Light Company	5.1500	06/15/29	715,908
800,000	Florida Power & Light Company	5.1000	04/01/33	812,986
400,000	Florida Power & Light Company	5.3000	06/15/34	412,281
1,100,000	Florida Power & Light Company	3.9500	03/01/48	895,111
700,000	Florida Power & Light Company	2.8750	12/04/51	458,928
1,400,000	Georgia Power Company	3.2500	03/15/51	976,723
1,100,000	MidAmerican Energy Company	4.2500	07/15/49	926,159
400,000	NextEra Energy Capital Holdings, Inc.	4.9000	02/28/28	401,208
800,000	NextEra Energy Capital Holdings, Inc.	4.9000	03/15/29	803,676
600,000	NextEra Energy Capital Holdings, Inc.	5.0000	07/15/32	597,966
600,000	NextEra Energy Capital Holdings, Inc.	5.0500	02/28/33	595,630
500,000	NextEra Energy Capital Holdings, Inc.	5.2500	03/15/34	502,643

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	ELECTRIC UTILITIES — 3.2% (Continued)
500,000	NextEra Energy Capital Holdings, Inc.	5.2500	02/28/53	$ 474,098
400,000	NextEra Energy Capital Holdings, Inc.	5.5500	03/15/54	394,164
500,000	Pacific Gas and Electric Company	3.3000	12/01/27	472,021
900,000	Pacific Gas and Electric Company	6.1000	01/15/29	933,348
700,000	Pacific Gas and Electric Company	5.5500	05/15/29	712,863
1,000,000	Pacific Gas and Electric Company	4.5500	07/01/30	964,498
1,400,000	Pacific Gas and Electric Company	2.5000	02/01/31	1,183,374
800,000	Pacific Gas and Electric Company	3.9500	12/01/47	589,691
1,000,000	Pacific Gas and Electric Company	4.9500	07/01/50	850,477
600,000	Pacific Gas and Electric Company	6.7500	01/15/53	642,118
300,000	Pacific Gas and Electric Company	6.7000	04/01/53	321,017
600,000	PacifiCorporation	5.3500	12/01/53	557,730
600,000	PacifiCorporation	5.5000	05/15/54	570,144
600,000	PacifiCorporation	5.8000	01/15/55	593,932
500,000	Public Service Enterprise Group, Inc.	5.2000	04/01/29	507,183
1,200,000	Sempra	4.0000	02/01/48	938,005
1,300,000	Southern California Edison Company	5.4500	06/01/31	1,337,985
1,100,000	Southern California Edison Company	5.9500	11/01/32	1,161,419
900,000	Southern California Edison Company	5.2000	06/01/34	899,588
400,000	Southern Company	5.5000	03/15/29	411,603
500,000	Southern Company	5.2000	06/15/33	501,349
400,000	Southern Company	5.7000	03/15/34	415,264
900,000	Southern Company	4.4000	07/01/46	771,872
400,000	Xcel Energy, Inc.	5.4500	08/15/33	404,277
400,000	Xcel Energy, Inc.	5.5000	03/15/34	403,745
				40,481,079
	ELECTRICAL EQUIPMENT — 0.3%
800,000	Amphenol Corporation	2.2000	09/15/31	672,356
700,000	Carrier Global Corporation	2.7220	02/15/30	628,562
300,000	Carrier Global Corporation	5.9000	03/15/34	320,008
500,000	Carrier Global Corporation	3.3770	04/05/40	397,524
800,000	Carrier Global Corporation	3.5770	04/05/50	601,451
200,000	Carrier Global Corporation	6.2000	03/15/54	221,869
1,400,000	Otis Worldwide Corporation	2.5650	02/15/30	1,245,608

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	ELECTRICAL EQUIPMENT — 0.3% (Continued)
				$ 4,087,378
	ENTERTAINMENT CONTENT — 1.2%
1,200,000	Discovery Communications, LLC	3.6250	05/15/30	1,054,898
700,000	Fox Corporation	6.5000	10/13/33	748,877
400,000	Fox Corporation	5.4760	01/25/39	392,268
700,000	Fox Corporation	5.5760	01/25/49	659,883
600,000	Paramount Global	4.9500	01/15/31	543,656
800,000	Paramount Global	4.3750	03/15/43	558,080
300,000	Paramount Global	4.9500	05/19/50	216,707
500,000	Time Warner Cable Enterprises, LLC	8.3750	07/15/33	565,764
600,000	TWDC Enterprises 18 Corporation	4.1250	06/01/44	514,503
800,000	Walt Disney Company	2.0000	09/01/29	706,331
800,000	Walt Disney Company	2.6500	01/13/31	710,296
400,000	Walt Disney Company	6.2000	12/15/34	441,897
400,000	Walt Disney Company	6.4000	12/15/35	446,861
400,000	Walt Disney Company	6.6500	11/15/37	459,129
300,000	Walt Disney Company	4.6250	03/23/40	283,310
800,000	Walt Disney Company	3.5000	05/13/40	650,810
700,000	Walt Disney Company	2.7500	09/01/49	455,422
500,000	Walt Disney Company	4.7000	03/23/50	462,297
1,000,000	Walt Disney Company	3.6000	01/13/51	762,222
700,000	Warnermedia Holdings, Inc.	4.0540	03/15/29	646,804
1,900,000	Warnermedia Holdings, Inc.	4.2790	03/15/32	1,643,832
2,100,000	Warnermedia Holdings, Inc.	5.1410	03/15/52	1,558,160
900,000	Warnermedia Holdings, Inc.	5.3910	03/15/62	670,012
				15,152,019
	FOOD — 1.0%
600,000	Campbell Soup Company	5.4000	03/21/34	608,589
400,000	Conagra Brands, Inc.	4.8500	11/01/28	399,033
500,000	Conagra Brands, Inc.	5.3000	11/01/38	484,868
500,000	Conagra Brands, Inc.	5.4000	11/01/48	473,609
300,000	General Mills, Inc.	4.2000	04/17/28	294,955
500,000	General Mills, Inc.	2.8750	04/15/30	450,755
600,000	General Mills, Inc.	4.9500	03/29/33	596,356

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	FOOD — 1.0% (Continued)
500,000	J M Smucker Company	6.5000	11/15/53	$ 552,786
600,000	JBS USA LUX S.A. / JBS USA Food Company / JBS(b)	6.7500	03/15/34	642,730
300,000	JBS USA LUX S.A. / JBS USA Food Company / JBS(b)	7.2500	11/15/53	331,362
2,000,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA	5.5000	01/15/30	1,994,267
500,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA	5.7500	04/01/33	502,467
300,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA	4.3750	02/02/52	226,260
600,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA	6.5000	12/01/52	606,145
2,500,000	Kraft Heinz Foods Company	4.3750	06/01/46	2,090,542
400,000	Mondelez International, Inc.	3.0000	03/17/32	352,419
900,000	Mondelez International, Inc.	2.6250	09/04/50	555,724
200,000	Tyson Foods, Inc.	4.3500	03/01/29	194,575
300,000	Tyson Foods, Inc.	5.7000	03/15/34	306,102
600,000	Tyson Foods, Inc.	4.5500	06/02/47	497,029
600,000	Tyson Foods, Inc.	5.1000	09/28/48	537,283
				12,697,856
	GAS & WATER UTILITIES — 0.3%
900,000	Atmos Energy Corporation	4.1250	10/15/44	760,449
500,000	CenterPoint Energy Resources Corporation	5.2500	03/01/28	507,483
1,100,000	NiSource, Inc.	5.2500	03/30/28	1,113,138
1,300,000	NiSource, Inc.	3.6000	05/01/30	1,217,348
				3,598,418
	HEALTH CARE FACILITIES & SERVICES — 4.2%
900,000	AmerisourceBergen Corporation	3.4500	12/15/27	862,353
200,000	Anthem, Inc.	3.6500	12/01/27	193,469
600,000	Anthem, Inc.	2.5500	03/15/31	521,745
1,000,000	Anthem, Inc.	4.6500	01/15/43	896,524
700,000	Anthem, Inc.	4.3750	12/01/47	593,343
400,000	Anthem, Inc.	4.5500	03/01/48	346,884
800,000	Anthem, Inc.	3.6000	03/15/51	589,100
500,000	Ascension Health	2.5320	11/15/29	453,022
1,700,000	Centene Corporation	4.2500	12/15/27	1,646,592
1,400,000	Centene Corporation	4.6250	12/15/29	1,348,703
800,000	Centene Corporation	3.3750	02/15/30	721,577
1,200,000	Centene Corporation	3.0000	10/15/30	1,050,366

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.2% (Continued)
700,000	Cigna Corporation	3.4000	03/15/50	$ 488,686
1,100,000	Cigna Group	4.3750	10/15/28	1,082,401
800,000	Cigna Group	5.0000	05/15/29	807,725
700,000	Cigna Group	2.3750	03/15/31	598,701
600,000	Cigna Group	5.1250	05/15/31	607,282
200,000	Cigna Group	5.4000	03/15/33	204,592
400,000	Cigna Group	5.2500	02/15/34	402,836
1,300,000	Cigna Group	4.9000	12/15/48	1,164,965
700,000	Cigna Group	3.4000	03/15/51	486,077
600,000	Cigna Group	5.6000	02/15/54	589,748
500,000	CommonSpirit Health	3.3470	10/01/29	465,891
500,000	CVS Health Corporation	1.3000	08/21/27	448,748
200,000	CVS Health Corporation	5.0000	01/30/29	200,799
400,000	CVS Health Corporation	5.4000	06/01/29	406,923
900,000	CVS Health Corporation	3.2500	08/15/29	830,978
400,000	CVS Health Corporation	5.1250	02/21/30	402,949
300,000	CVS Health Corporation	5.2500	01/30/31	302,359
700,000	CVS Health Corporation	1.8750	02/28/31	573,550
600,000	CVS Health Corporation	5.5500	06/01/31	611,883
400,000	CVS Health Corporation	5.3000	06/01/33	398,040
500,000	CVS Health Corporation	5.7000	06/01/34	508,489
1,400,000	CVS Health Corporation	4.7800	03/25/38	1,278,799
1,000,000	CVS Health Corporation	2.7000	08/21/40	682,106
800,000	CVS Health Corporation	5.3000	12/05/43	742,203
400,000	CVS Health Corporation	6.0000	06/01/44	400,688
2,800,000	CVS Health Corporation	5.0500	03/25/48	2,462,300
300,000	CVS Health Corporation	5.6250	02/21/53	285,645
500,000	CVS Health Corporation	5.8750	06/01/53	489,573
300,000	CVS Health Corporation	6.0500	06/01/54	300,714
300,000	CVS Health Corporation	6.0000	06/01/63	295,286
200,000	Elevance Health, Inc.	4.7500	02/15/33	196,898
300,000	Elevance Health, Inc.	5.3750	06/15/34	306,708
700,000	Elevance Health, Inc.	3.7000	09/15/49	529,043
400,000	Elevance Health, Inc.	5.1250	02/15/53	374,678

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.2% (Continued)
600,000	HCA, Inc.	5.6250	09/01/28	$ 612,940
600,000	HCA, Inc.	5.8750	02/01/29	619,197
1,300,000	HCA, Inc.	4.1250	06/15/29	1,250,536
900,000	HCA, Inc.	3.5000	09/01/30	827,383
1,000,000	HCA, Inc.	5.4500	04/01/31	1,016,691
1,100,000	HCA, Inc.	5.6000	04/01/34	1,114,528
1,100,000	HCA, Inc.	3.5000	07/15/51	752,756
800,000	HCA, Inc.	5.9000	06/01/53	793,814
900,000	HCA, Inc.	6.0000	04/01/54	905,049
500,000	Humana, Inc.	5.3750	04/15/31	506,231
400,000	Humana, Inc.	5.8750	03/01/33	414,315
400,000	Humana, Inc.	5.9500	03/15/34	417,252
500,000	Humana, Inc.	5.7500	04/15/54	490,934
700,000	IQVIA, Inc.	6.2500	02/01/29	731,373
400,000	Quest Diagnostics, Inc.	6.4000	11/30/33	435,802
900,000	UnitedHealth Group, Inc.	4.2500	01/15/29	889,207
600,000	UnitedHealth Group, Inc.	4.0000	05/15/29	585,533
800,000	UnitedHealth Group, Inc.	5.3000	02/15/30	826,507
1,100,000	UnitedHealth Group, Inc.	4.9000	04/15/31	1,108,645
1,000,000	UnitedHealth Group, Inc.	5.0000	04/15/34	1,000,788
900,000	UnitedHealth Group, Inc.	5.8000	03/15/36	959,062
800,000	UnitedHealth Group, Inc.	3.5000	08/15/39	658,722
1,900,000	UnitedHealth Group, Inc.	3.0500	05/15/41	1,432,069
1,600,000	UnitedHealth Group, Inc.	2.9000	05/15/50	1,060,618
1,200,000	UnitedHealth Group, Inc.	5.8750	02/15/53	1,264,825
1,300,000	UnitedHealth Group, Inc.	5.0500	04/15/53	1,225,221
1,000,000	UnitedHealth Group, Inc.	5.3750	04/15/54	988,367
900,000	UnitedHealth Group, Inc.	5.2000	04/15/63	849,872
600,000	UnitedHealth Group, Inc.	5.5000	04/15/64	592,598
				53,482,776
	HOUSEHOLD PRODUCTS — 0.5%
1,000,000	Haleon US Capital, LLC	3.6250	03/24/32	915,707
400,000	Haleon US Capital, LLC	4.0000	03/24/52	324,030
700,000	Kenvue, Inc.	5.0000	03/22/30	714,714

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	HOUSEHOLD PRODUCTS — 0.5% (Continued)
600,000	Kenvue, Inc.		4.9000	03/22/33	$ 603,857
700,000	Kenvue, Inc.		5.0500	03/22/53	674,736
1,100,000	Procter & Gamble Company		3.0000	03/25/30	1,029,082
900,000	Procter & Gamble Company		2.3000	02/01/32	788,805
700,000	Unilever Capital Corporation		3.5000	03/22/28	676,420
1,000,000	Unilever Capital Corporation		2.1250	09/06/29	893,852
					6,621,203
	INSTITUTIONAL FINANCIAL SERVICES — 4.0%
500,000	Bank of New York Mellon Corporation		3.3000	08/23/29	464,999
1,200,000	Brookfield Finance, Inc.		3.9000	01/25/28	1,160,322
1,300,000	Brookfield Finance, Inc.		4.8500	03/29/29	1,300,662
500,000	CME Group, Inc.		2.6500	03/15/32	436,859
2,100,000	Goldman Sachs Group, Inc.(c)	TSFR3M + 1.772%	3.6910	06/05/28	2,028,831
600,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.725%	4.4820	08/23/28	591,664
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.770%	6.4840	10/24/29	1,056,334
500,000	Goldman Sachs Group, Inc.		2.6000	02/07/30	446,369
700,000	Goldman Sachs Group, Inc.		3.8000	03/15/30	665,448
900,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.265%	5.7270	04/25/30	927,128
700,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.090%	1.9920	01/27/32	578,918
1,100,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.281%	2.6150	04/22/32	942,391
1,400,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.248%	2.3830	07/21/32	1,174,228
900,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.264%	2.6500	10/21/32	764,456
1,300,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.410%	3.1020	02/24/33	1,132,490
400,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.950%	6.5610	10/24/34	438,487
1,300,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.552%	5.8510	04/25/35	1,353,754
700,000	Goldman Sachs Group, Inc.(c)	TSFR3M + 1.635%	4.0170	10/31/38	610,220
600,000	Goldman Sachs Group, Inc.(c)	TSFR3M + 1.692%	4.4110	04/23/39	544,512
1,000,000	Goldman Sachs Group, Inc.		6.2500	02/01/41	1,094,734
700,000	Goldman Sachs Group, I(c)	SOFRRATE + 1.472%	2.9080	07/21/42	504,856

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.632%	3.4360	02/24/43	$ 775,297
800,000	Goldman Sachs Group, Inc.		4.8000	07/08/44	737,855
500,000	Goldman Sachs Group, Inc.		5.1500	05/22/45	479,841
700,000	Goldman Sachs Group, Inc.		4.7500	10/21/45	653,829
400,000	Intercontinental Exchange, Inc.		4.0000	09/15/27	387,210
400,000	Intercontinental Exchange, Inc.		4.3500	06/15/29	392,361
400,000	Intercontinental Exchange, Inc.		5.2500	06/15/31	409,824
500,000	Intercontinental Exchange, Inc.		1.8500	09/15/32	398,415
600,000	Intercontinental Exchange, Inc.		4.6000	03/15/33	584,678
600,000	Intercontinental Exchange, Inc.		2.6500	09/15/40	428,043
400,000	Intercontinental Exchange, Inc.		4.2500	09/21/48	334,598
900,000	Intercontinental Exchange, Inc.		3.0000	06/15/50	608,341
400,000	Intercontinental Exchange, Inc.		4.9500	06/15/52	374,714
200,000	Intercontinental Exchange, Inc.		5.2000	06/15/62	192,439
400,000	Jefferies Financial Group, Inc.		5.8750	07/21/28	410,393
500,000	Jefferies Financial Group, Inc.		6.2000	04/14/34	517,595
500,000	Jefferies Group, LLC / Jefferies Group Capital		4.1500	01/23/30	474,789
400,000	Jefferies Group, LLC / Jefferies Group Capital		2.6250	10/15/31	332,846
1,800,000	Morgan Stanley(c)	US0003M + 1.340%	3.5910	07/22/28	1,728,034
800,000	Morgan Stanley(c)	SOFRRATE + 1.730%	5.1230	02/01/29	805,814
700,000	Morgan Stanley(c)	SOFRRATE + 1.630%	5.4490	07/20/29	712,911
700,000	Morgan Stanley(c)	SOFRRATE + 1.830%	6.4070	11/01/29	738,515
900,000	Morgan Stanley(c)	SOFRRATE + 1.450%	5.1730	01/16/30	908,284
700,000	Morgan Stanley(c)	SOFRRATE + 1.260%	5.6560	04/18/30	720,117
1,100,000	Morgan Stanley(c)	SOFRRATE + 1.143%	2.6990	01/22/31	980,095
700,000	Morgan Stanley(c)	SOFRRATE + 3.120%	3.6220	04/01/31	653,857
800,000	Morgan Stanley(c)	SOFRRATE + 1.034%	1.7940	02/13/32	653,358
200,000	Morgan Stanley		7.2500	04/01/32	230,207
600,000	Morgan Stanley(c)	SOFRRATE + 1.020%	1.9280	04/28/32	492,229

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
1,200,000	Morgan Stanley(c)	SOFRRATE + 1.178%	2.2390	07/21/32	$ 998,823
700,000	Morgan Stanley(c)	SOFRRATE + 1.200%	2.5110	10/20/32	589,540
900,000	Morgan Stanley(c)	SOFRRATE + 1.290%	2.9430	01/21/33	777,095
700,000	Morgan Stanley(c)	SOFRRATE + 2.076%	4.8890	07/20/33	687,168
700,000	Morgan Stanley(c)	SOFRRATE + 2.560%	6.3420	10/18/33	755,517
900,000	Morgan Stanley(c)	SOFRRATE + 1.870%	5.2500	04/21/34	901,277
800,000	Morgan Stanley(c)	SOFRRATE + 1.880%	5.4240	07/21/34	809,903
700,000	Morgan Stanley(c)	SOFRRATE + 2.050%	6.6270	11/01/34	769,083
700,000	Morgan Stanley(c)	SOFRRATE + 1.730%	5.4660	01/18/35	709,975
700,000	Morgan Stanley(c)	SOFRRATE + 1.580%	5.8310	04/19/35	729,444
900,000	Morgan Stanley(c)	US0003M + 1.455%	3.9710	07/22/38	785,934
500,000	Morgan Stanley(c)	SOFRRATE + 1.485%	3.2170	04/22/42	383,247
1,100,000	Morgan Stanley		4.3000	01/27/45	964,128
800,000	Morgan Stanley		4.3750	01/22/47	702,379
500,000	Morgan Stanley(c)	SOFRRATE + 4.840%	5.5970	03/24/51	519,597
900,000	Morgan Stanley(c)	SOFRRATE + 1.430%	2.8020	01/25/52	588,014
600,000	Nasdaq, Inc.		5.5500	02/15/34	614,404
300,000	Nasdaq, Inc.		5.9500	08/15/53	311,434
200,000	Nasdaq, Inc.		6.1000	06/28/63	209,883
600,000	Nomura Holdings, Inc.		6.0700	07/12/28	621,639
700,000	Nomura Holdings, Inc.		3.1030	01/16/30	630,036
500,000	Nomura Holdings, Inc.		2.6790	07/16/30	434,625
900,000	Nomura Holdings, Inc.		2.6080	07/14/31	756,585
500,000	Northern Trust Corporation		1.9500	05/01/30	431,850
					51,015,731
	INSURANCE — 1.5%
500,000	Allstate Corporation		5.2500	03/30/33	507,459
500,000	Aon Corporation		3.7500	05/02/29	477,718

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	INSURANCE — 1.5% (Continued)
500,000	Aon Corporation	2.8000	05/15/30	$ 448,236
400,000	Aon North America, Inc.	5.1500	03/01/29	405,251
500,000	Aon North America, Inc.	5.4500	03/01/34	508,788
600,000	Aon North America, Inc.	5.7500	03/01/54	603,563
400,000	Arch Capital Group Ltd.	3.6350	06/30/50	289,509
300,000	Athene Holding Ltd.	4.1250	01/12/28	292,423
600,000	Athene Holding Ltd.	6.2500	04/01/54	610,346
1,800,000	Berkshire Hathaway Finance Corporation	1.4500	10/15/30	1,512,471
2,400,000	Berkshire Hathaway Finance Corporation	2.8500	10/15/50	1,597,096
400,000	Berkshire Hathaway, Inc.	4.5000	02/11/43	383,311
600,000	Chubb INA Holdings, Inc.	4.3500	11/03/45	527,083
500,000	Chubb INA Holdings, LLC B	5.0000	03/15/34	503,933
700,000	Corebridge Financial, Inc.	3.8500	04/05/29	666,129
900,000	Corebridge Financial, Inc.	3.9000	04/05/32	825,224
1,500,000	Equitable Holdings, Inc.	4.3500	04/20/28	1,469,683
300,000	Fairfax Financial Holdings Ltd.	5.6250	08/16/32	303,875
300,000	Fairfax Financial Holdings Ltd.(b)	6.3500	03/22/54	307,783
500,000	Marsh & McLennan Companies, Inc.	4.3750	03/15/29	495,805
700,000	Marsh & McLennan Companies, Inc.	5.7000	09/15/53	726,200
300,000	MetLife, Inc.	5.3750	07/15/33	308,340
500,000	MetLife, Inc.	6.3750	06/15/34	550,211
500,000	MetLife, Inc.	5.7000	06/15/35	526,688
900,000	MetLife, Inc.	4.8750	11/13/43	841,804
400,000	MetLife, Inc.	5.0000	07/15/52	373,928
300,000	MetLife, Inc.	5.2500	01/15/54	292,994
600,000	Prudential Financial, Inc.	4.6000	05/15/44	540,058
600,000	Prudential Financial, Inc.	3.9350	12/07/49	469,669
500,000	Prudential Financial, Inc.	4.3500	02/25/50	420,079
700,000	Travelers Companies, Inc.	5.4500	05/25/53	718,354
300,000	Willis North America, Inc.	5.3500	05/15/33	300,291
200,000	Willis North America, Inc.	5.9000	03/05/54	199,769
				19,004,071
	INTERNET MEDIA & SERVICES — 0.7%
2,400,000	Alphabet, Inc.	1.1000	08/15/30	2,004,620

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	INTERNET MEDIA & SERVICES — 0.7% (Continued)
500,000	Booking Holdings, Inc.	4.6250	04/13/30	$ 500,296
800,000	Meta Platforms, Inc.	3.5000	08/15/27	777,780
300,000	Meta Platforms, Inc.	4.8000	05/15/30	304,655
1,100,000	Meta Platforms, Inc.	3.8500	08/15/32	1,041,201
500,000	Meta Platforms, Inc.	4.9500	05/15/33	508,866
900,000	Meta Platforms, Inc.	4.4500	08/15/52	788,416
800,000	Meta Platforms, Inc.	5.6000	05/15/53	831,865
500,000	Meta Platforms, Inc.	4.6500	08/15/62	440,804
500,000	Meta Platforms, Inc.	5.7500	05/15/63	523,421
500,000	Netflix, Inc.	4.8750	04/15/28	503,709
700,000	Netflix, Inc.	5.8750	11/15/28	732,511
400,000	Netflix, Inc.	6.3750	05/15/29	428,698
				9,386,842
	LEISURE FACILITIES & SERVICES — 0.6%
300,000	Las Vegas Sands Corporation	3.9000	08/08/29	277,568
500,000	Marriott International, Inc.	5.0000	10/15/27	503,475
400,000	Marriott International, Inc.	4.9000	04/15/29	401,392
600,000	Marriott International, Inc.	2.8500	04/15/31	524,641
400,000	Marriott International, Inc.	5.3000	05/15/34	401,824
600,000	McDonald's Corporation	2.6250	09/01/29	548,022
600,000	McDonald's Corporation	3.6000	07/01/30	565,517
800,000	McDonald's Corporation	4.8750	12/09/45	736,453
600,000	McDonald's Corporation	4.4500	03/01/47	514,160
300,000	McDonald's Corporation	4.4500	09/01/48	256,243
700,000	McDonald's Corporation	3.6250	09/01/49	519,430
700,000	McDonald's Corporation	4.2000	04/01/50	573,118
700,000	Starbucks Corporation	3.5500	08/15/29	665,112
500,000	Starbucks Corporation	2.5500	11/15/30	439,911
300,000	Starbucks Corporation	4.5000	11/15/48	253,710
300,000	Starbucks Corporation	4.4500	08/15/49	251,593
500,000	Starbucks Corporation	3.5000	11/15/50	357,752
				7,789,921
	MACHINERY — 0.4%
1,400,000	Caterpillar, Inc.	3.2500	09/19/49	1,028,865

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	MACHINERY — 0.4% (Continued)
700,000	Deere & Company	3.7500	04/15/50	$ 566,468
600,000	Eaton Corporation	4.1500	11/02/42	522,999
500,000	Ingersoll Rand, Inc.	5.1760	06/15/29	507,784
200,000	Ingersoll Rand, Inc.	5.4500	06/15/34	205,577
700,000	John Deere Capital Corporation	4.7500	01/20/28	705,274
100,000	John Deere Capital Corporation	4.9500	07/14/28	101,512
500,000	John Deere Capital Corporation	4.5000	01/16/29	499,161
400,000	John Deere Capital Corporation	4.7000	06/10/30	403,785
500,000	John Deere Capital Corporation	4.9000	03/07/31	506,677
600,000	John Deere Capital Corporation	5.1000	04/11/34	610,958
				5,659,060
	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,400,000	Abbott Laboratories	4.9000	11/30/46	1,351,076
700,000	Baxter International, Inc.	2.2720	12/01/28	628,281
1,100,000	Baxter International, Inc.	2.5390	02/01/32	923,435
1,100,000	Becton Dickinson & Company	4.6930	02/13/28	1,098,152
1,400,000	Becton Dickinson & Company	1.9570	02/11/31	1,171,208
600,000	DH Europe Finance II Sarl	3.2500	11/15/39	486,860
700,000	GE HealthCare Technologies, Inc.	5.6500	11/15/27	716,054
400,000	GE HealthCare Technologies, Inc.	5.8570	03/15/30	418,168
700,000	GE HealthCare Technologies, Inc.	5.9050	11/22/32	735,138
300,000	GE HealthCare Technologies, Inc.	6.3770	11/22/52	333,031
500,000	Solventum Corporation(b)	5.4000	03/01/29	504,836
400,000	Solventum Corporation(b)	5.4500	03/13/31	402,396
600,000	Solventum Corporation(b)	5.6000	03/23/34	601,372
300,000	Solventum Corporation(b)	5.9000	04/30/54	293,804
1,100,000	Stryker Corporation	1.9500	06/15/30	944,163
600,000	Thermo Fisher Scientific, Inc.	5.0000	01/31/29	610,382
400,000	Thermo Fisher Scientific, Inc.	4.9770	08/10/30	407,442
800,000	Thermo Fisher Scientific, Inc.	5.0860	08/10/33	816,434
400,000	Thermo Fisher Scientific, Inc.	4.1000	08/15/47	338,631
				12,780,863
	METALS & MINING — 0.8%
600,000	Barrick North America Finance, LLC	5.7500	05/01/43	614,026

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	METALS & MINING — 0.8% (Continued)
400,000	Barrick PD Australia Finance Pty Ltd.	5.9500	10/15/39	$ 415,016
500,000	BHP Billiton Finance USA Ltd.	4.7500	02/28/28	501,806
600,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/30	618,144
400,000	BHP Billiton Finance USA Ltd.	4.9000	02/28/33	400,152
600,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	612,199
1,400,000	BHP Billiton Finance USA Ltd.	5.0000	09/30/43	1,343,308
400,000	Freeport-McMoRan, Inc.	5.4000	11/14/34	398,553
600,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	575,904
300,000	Newmont Corp / Newcrest Finance Pty Ltd.(b)	5.3500	03/15/34	306,120
600,000	Newmont Corporation	2.2500	10/01/30	522,973
400,000	Newmont Corporation	2.6000	07/15/32	342,711
500,000	Newmont Corporation	4.8750	03/15/42	470,926
500,000	Rio Tinto Alcan, Inc.	6.1250	12/15/33	541,956
400,000	Rio Tinto Finance USA Ltd.	7.1250	07/15/28	435,961
400,000	Rio Tinto Finance USA Ltd.	5.2000	11/02/40	396,313
500,000	Rio Tinto Finance USA Ltd.	2.7500	11/02/51	319,496
500,000	Rio Tinto Finance USA plc	4.1250	08/21/42	433,639
400,000	Rio Tinto Finance USA plc	5.1250	03/09/53	385,687
				9,634,890
	OIL & GAS PRODUCERS — 5.7%
400,000	BP Capital Markets America, Inc.	5.0170	11/17/27	404,813
200,000	BP Capital Markets America, Inc.	4.2340	11/06/28	196,671
600,000	BP Capital Markets America, Inc.	4.6990	04/10/29	600,736
400,000	BP Capital Markets America, Inc.	4.9700	10/17/29	405,028
400,000	BP Capital Markets America, Inc.	3.6330	04/06/30	379,894
500,000	BP Capital Markets America, Inc.	2.7210	01/12/32	432,999
800,000	BP Capital Markets America, Inc.	4.8120	02/13/33	789,957
400,000	BP Capital Markets America, Inc.	4.8930	09/11/33	396,904
300,000	BP Capital Markets America, Inc.	4.9890	04/10/34	299,017
300,000	BP Capital Markets America, Inc.	5.2270	11/17/34	303,966
800,000	BP Capital Markets America, Inc.	3.0600	06/17/41	599,479
500,000	BP Capital Markets America, Inc.	3.0000	02/24/50	336,024
900,000	BP Capital Markets America, Inc.	2.7720	11/10/50	574,083
900,000	BP Capital Markets America, Inc.	2.9390	06/04/51	590,493

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	OIL & GAS PRODUCERS — 5.7% (Continued)
600,000	BP Capital Markets America, Inc.	3.3790	02/08/61	$ 408,152
600,000	Cenovus Energy, Inc.	3.7500	02/15/52	436,814
800,000	Cheniere Corpus Christi Holdings, LLC	3.7000	11/15/29	754,538
200,000	Cheniere Corpus Christi Holdings, LLC	2.7420	12/31/39	162,717
600,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	555,839
300,000	Cheniere Energy Partners, L.P.	3.2500	01/31/32	261,452
500,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	516,932
500,000	Cheniere Energy Partners, L.P.(b)	5.7500	08/15/34	509,685
500,000	Cheniere Energy, Inc.(b)	5.6500	04/15/34	508,438
1,200,000	Chevron Corporation	2.2360	05/11/30	1,058,699
600,000	ConocoPhillips Company	5.0500	09/15/33	606,081
1,000,000	ConocoPhillips Company	5.3000	05/15/53	971,639
900,000	ConocoPhillips Company	4.0250	03/15/62	691,159
800,000	Devon Energy Corporation	4.7500	05/15/42	686,493
600,000	Diamondback Energy, Inc.	5.1500	01/30/30	607,488
200,000	Diamondback Energy, Inc.	3.1250	03/24/31	179,254
300,000	Diamondback Energy, Inc.	6.2500	03/15/33	319,419
400,000	Diamondback Energy, Inc.	5.4000	04/18/34	403,620
600,000	Diamondback Energy, Inc.	5.7500	04/18/54	592,617
500,000	Diamondback Energy, Inc.	5.9000	04/18/64	496,029
700,000	Enbridge, Inc.	5.7000	03/08/33	720,834
300,000	Enbridge, Inc.	5.6250	04/05/34	306,185
500,000	Enbridge, Inc.	5.5000	12/01/46	491,967
300,000	Enbridge, Inc.	3.4000	08/01/51	207,991
400,000	Enbridge, Inc.	5.9500	04/05/54	405,493
1,300,000	Energy Transfer, L.P.	5.5500	02/15/28	1,325,376
600,000	Energy Transfer, L.P.	5.7500	02/15/33	615,205
300,000	Energy Transfer, L.P.	6.5500	12/01/33	323,701
500,000	Energy Transfer, L.P.	5.5500	05/15/34	504,697
300,000	Energy Transfer, L.P.	6.5000	02/01/42	317,175
400,000	Energy Transfer, L.P.	5.1500	03/15/45	360,582
300,000	Energy Transfer, L.P.	6.1250	12/15/45	303,023
300,000	Energy Transfer, L.P.	5.3000	04/15/47	272,235
300,000	Energy Transfer, L.P.	6.0000	06/15/48	297,502

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	OIL & GAS PRODUCERS — 5.7% (Continued)
300,000	Energy Transfer, L.P.	6.2500	04/15/49	$ 306,623
600,000	Energy Transfer, L.P.	5.0000	05/15/50	521,876
500,000	Energy Transfer, L.P.	5.9500	05/15/54	494,164
600,000	Enterprise Products Operating, LLC	2.8000	01/31/30	545,262
300,000	Enterprise Products Operating, LLC	4.8500	01/31/34	298,135
300,000	Enterprise Products Operating, LLC	5.9500	02/01/41	314,824
300,000	Enterprise Products Operating, LLC	4.8500	08/15/42	277,495
400,000	Enterprise Products Operating, LLC	4.4500	02/15/43	351,516
700,000	Enterprise Products Operating, LLC	4.8500	03/15/44	646,004
700,000	Enterprise Products Operating, LLC	5.1000	02/15/45	664,496
400,000	Enterprise Products Operating, LLC	4.2500	02/15/48	335,725
300,000	Enterprise Products Operating, LLC	4.8000	02/01/49	272,449
500,000	Enterprise Products Operating, LLC	4.2000	01/31/50	414,234
400,000	Enterprise Products Operating, LLC	3.7000	01/31/51	303,963
600,000	Enterprise Products Operating, LLC	3.2000	02/15/52	410,948
400,000	Enterprise Products Operating, LLC	3.3000	02/15/53	276,725
300,000	EQT Corporation	7.0000	02/01/30	323,375
800,000	Exxon Mobil Corporation	3.4820	03/19/30	758,413
400,000	Exxon Mobil Corporation	2.6100	10/15/30	358,103
800,000	Exxon Mobil Corporation	4.2270	03/19/40	722,055
800,000	Exxon Mobil Corporation	3.5670	03/06/45	629,931
800,000	Exxon Mobil Corporation	4.1140	03/01/46	682,033
600,000	Exxon Mobil Corporation	3.0950	08/16/49	418,991
900,000	Exxon Mobil Corporation	4.3270	03/19/50	779,466
1,000,000	Exxon Mobil Corporation	3.4520	04/15/51	743,327
400,000	Hess Corporation	6.0000	01/15/40	421,263
400,000	Hess Corporation	5.6000	02/15/41	405,538
300,000	Kinder Morgan Energy Partners, L.P.	6.9500	01/15/38	333,491
500,000	Kinder Morgan Energy Partners, L.P.	5.5000	03/01/44	475,191
400,000	Kinder Morgan, Inc.	2.0000	02/15/31	334,860
500,000	Kinder Morgan, Inc.	4.8000	02/01/33	482,886
400,000	Kinder Morgan, Inc.	5.2000	06/01/33	396,316
300,000	Kinder Morgan, Inc.	5.4000	02/01/34	301,366
200,000	Kinder Morgan, Inc.	5.3000	12/01/34	198,861

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	OIL & GAS PRODUCERS — 5.7% (Continued)
700,000	Kinder Morgan, Inc.	5.5500	06/01/45	$ 671,780
300,000	Kinder Morgan, Inc.	5.0500	02/15/46	268,702
300,000	Kinder Morgan, Inc.	5.2000	03/01/48	272,286
400,000	Kinder Morgan, Inc.	3.6000	02/15/51	279,742
300,000	Kinder Morgan, Inc.	5.4500	08/01/52	282,723
500,000	Marathon Oil Corporation	6.6000	10/01/37	553,045
400,000	MPLX, L.P.	4.0000	03/15/28	388,039
600,000	MPLX, L.P.	4.9500	09/01/32	586,228
400,000	MPLX, L.P.	5.5000	06/01/34	401,625
400,000	MPLX, L.P.	4.5000	04/15/38	359,260
500,000	MPLX, L.P.	5.2000	03/01/47	458,059
400,000	MPLX, L.P.	4.7000	04/15/48	338,242
400,000	MPLX, L.P.	5.5000	02/15/49	377,690
300,000	MPLX, L.P.	4.9500	03/14/52	261,323
1,300,000	Occidental Petroleum Corporation	8.8750	07/15/30	1,521,054
800,000	Occidental Petroleum Corporation	6.4500	09/15/36	855,114
800,000	ONEOK, Inc.	5.6500	11/01/28	823,035
600,000	ONEOK, Inc.	3.1000	03/15/30	546,209
500,000	ONEOK, Inc.	5.2000	07/15/48	451,108
400,000	ONEOK, Inc.	6.6250	09/01/53	436,136
1,000,000	Phillips 66	4.6500	11/15/34	951,930
900,000	Phillips 66	3.3000	03/15/52	601,749
500,000	Phillips 66 Company	4.9500	12/01/27	503,228
400,000	Phillips 66 Company	5.3000	06/30/33	403,489
900,000	Pioneer Natural Resources Company	2.1500	01/15/31	771,364
500,000	Shell International Finance BV	2.7500	04/06/30	454,486
300,000	Shell International Finance BV	4.1250	05/11/35	281,497
800,000	Shell International Finance BV	6.3750	12/15/38	903,197
400,000	Shell International Finance BV	5.5000	03/25/40	412,689
700,000	Shell International Finance BV	4.5500	08/12/43	639,582
900,000	Shell International Finance BV	4.3750	05/11/45	790,241
800,000	Shell International Finance BV	4.0000	05/10/46	662,393
500,000	Shell International Finance BV	3.7500	09/12/46	397,851
1,000,000	Shell International Finance BV	3.2500	04/06/50	714,213

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	OIL & GAS PRODUCERS — 5.7% (Continued)
400,000	Shell International Finance BV	3.0000	11/26/51	$ 268,887
800,000	Suncor Energy, Inc.	6.8000	05/15/38	885,600
400,000	Suncor Energy, Inc.	6.8500	06/01/39	444,402
200,000	Sunoco Logistics Partners Operations, L.P.	5.3500	05/15/45	184,035
400,000	Sunoco Logistics Partners Operations, L.P.	5.4000	10/01/47	367,570
900,000	Targa Resources Corporation	6.1500	03/01/29	941,086
500,000	Targa Resources Corporation	6.1250	03/15/33	524,491
600,000	Targa Resources Corporation	6.5000	03/30/34	647,645
500,000	Total Capital International S.A.	3.4550	02/19/29	476,983
500,000	Total Capital International S.A.	3.4610	07/12/49	369,179
300,000	Total Capital S.A.	3.8830	10/11/28	292,062
500,000	TotalEnergies Capital International S.A.	2.8290	01/10/30	456,822
900,000	TotalEnergies Capital International S.A.	3.1270	05/29/50	625,300
400,000	TotalEnergies Capital S.A.	5.1500	04/05/34	407,681
600,000	TotalEnergies Capital S.A.	5.4880	04/05/54	604,973
500,000	TotalEnergies Capital S.A.	5.6380	04/05/64	506,325
600,000	TransCanada PipeLines Ltd.	7.6250	01/15/39	716,147
500,000	TransCanada PipeLines Ltd.	6.1000	06/01/40	518,163
600,000	TransCanada PipeLines Ltd.	4.8750	05/15/48	542,396
400,000	TransCanada PipeLines Ltd.	5.1000	03/15/49	373,934
800,000	Western Midstream Operating, L.P.	6.1500	04/01/33	831,850
400,000	Western Midstream Operating, L.P.	5.2500	02/01/50	355,571
2,300,000	Williams Companies, Inc.	3.7500	06/15/27	2,231,726
400,000	Williams Companies, Inc.	4.6500	08/15/32	388,232
200,000	Williams Companies, Inc.	5.6500	03/15/33	205,977
300,000	Williams Companies, Inc.	5.1500	03/15/34	298,242
500,000	Williams Companies, Inc.	5.1000	09/15/45	460,426
300,000	Williams Companies, Inc.	4.8500	03/01/48	265,330
				72,499,344
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
500,000	Baker Hughes Holdings, LLC / Baker Hughes	3.3370	12/15/27	479,131
700,000	Baker Hughes Holdings, LLC / Baker Hughes	4.0800	12/15/47	576,961
2,300,000	Halliburton Company	2.9200	03/01/30	2,094,344
				3,150,436

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	PUBLISHING & BROADCASTING — 0.2%
1,300,000	Discovery Communications, LLC	3.9500	03/20/28	$ 1,220,575
900,000	Discovery Communications, LLC	4.1250	05/15/29	833,167
				2,053,742
	REAL ESTATE INVESTMENT TRUSTS — 1.7%
300,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	270,189
400,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	319,777
500,000	Alexandria Real Estate Equities, Inc.	2.9500	03/15/34	414,909
400,000	Alexandria Real Estate Equities, Inc.	3.0000	05/18/51	249,655
400,000	Alexandria Real Estate Equities, Inc.	3.5500	03/15/52	276,284
1,200,000	American Tower Corporation	3.8000	08/15/29	1,139,747
400,000	American Tower Corporation	2.9000	01/15/30	360,829
400,000	American Tower Corporation	5.6500	03/15/33	411,359
600,000	American Tower Corporation	5.5500	07/15/33	613,438
200,000	American Tower Corporation	5.9000	11/15/33	209,541
500,000	American Tower Corporation	2.9500	01/15/51	321,842
600,000	Boston Properties, L.P.	6.7500	12/01/27	622,085
600,000	Boston Properties, L.P.	3.4000	06/21/29	543,613
600,000	Boston Properties, L.P.	3.2500	01/30/31	519,225
400,000	Boston Properties, L.P.	2.4500	10/01/33	305,906
500,000	Boston Properties, L.P.	6.5000	01/15/34	522,866
300,000	Brixmor Operating Partnership, L.P.	4.1250	05/15/29	287,860
500,000	Brixmor Operating Partnership, L.P.	4.0500	07/01/30	473,540
800,000	Crown Castle, Inc.	5.0000	01/11/28	801,168
500,000	Crown Castle, Inc.	5.6000	06/01/29	512,478
300,000	Crown Castle, Inc.	2.2500	01/15/31	252,777
600,000	Crown Castle, Inc.	2.5000	07/15/31	506,994
100,000	Crown Castle, Inc.	5.1000	05/01/33	99,238
400,000	Crown Castle, Inc.	5.8000	03/01/34	414,536
500,000	Crown Castle, Inc.	2.9000	04/01/41	355,960
400,000	Crown Castle, Inc.	3.2500	01/15/51	272,422
400,000	Digital Realty Trust, L.P.	3.7000	08/15/27	386,457
400,000	Digital Realty Trust, L.P.	5.5500	01/15/28	407,304
300,000	Digital Realty Trust, L.P.	3.6000	07/01/29	282,654
300,000	Equinix Europe 2 Financing Corp, LLC	5.5000	06/15/34	305,177

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.7% (Continued)
400,000	Equinix, Inc.	3.2000	11/18/29	$ 368,460
500,000	Equinix, Inc.	2.5000	05/15/31	428,441
400,000	Equinix, Inc.	3.9000	04/15/32	371,882
500,000	ERP Operating, L.P.	4.5000	07/01/44	437,500
300,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.3000	01/15/29	299,648
400,000	Healthcare Realty Holdings, L.P.	2.0000	03/15/31	322,636
400,000	Prologis, L.P.	2.2500	04/15/30	351,955
300,000	Prologis, L.P.	4.7500	06/15/33	295,394
200,000	Prologis, L.P.	5.1250	01/15/34	201,836
200,000	Prologis, L.P.	5.0000	03/15/34	200,025
400,000	Prologis, L.P.	5.2500	06/15/53	388,586
300,000	Public Storage Operating Company	5.3500	08/01/53	296,726
500,000	Realty Income Corporation	3.2500	01/15/31	452,832
400,000	Realty Income Corporation	5.6250	10/13/32	414,069
800,000	Simon Property Group, L.P.	2.4500	09/13/29	715,974
900,000	Simon Property Group, L.P.	3.2500	09/13/49	619,954
300,000	Ventas Realty, L.P.	4.4000	01/15/29	293,843
700,000	VICI Properties, L.P.	4.7500	02/15/28	692,615
600,000	VICI Properties, L.P.	4.9500	02/15/30	588,305
400,000	VICI Properties, L.P.	5.1250	05/15/32	389,996
700,000	Welltower, Inc.	3.1000	01/15/30	639,639
				21,230,146
	REAL ESTATE SERVICES — 0.0%(a)
400,000	CBRE Services, Inc.	5.9500	08/15/34	418,451

	RETAIL - CONSUMER STAPLES — 0.7%
700,000	Costco Wholesale Corporation	1.6000	04/20/30	599,730
500,000	Dollar General Corporation	5.4500	07/05/33	505,756
600,000	Dollar Tree, Inc.	2.6500	12/01/31	508,319
700,000	Kroger Company	4.4500	02/01/47	594,057
400,000	Kroger Company	3.9500	01/15/50	316,107
700,000	Target Corporation	3.3750	04/15/29	669,205
400,000	Target Corporation	4.5000	09/15/32	393,241
600,000	Target Corporation	2.9500	01/15/52	398,873

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	RETAIL - CONSUMER STAPLES — 0.7% (Continued)
300,000	Target Corporation	4.8000	01/15/53	$ 278,979
1,000,000	Walmart, Inc.	1.8000	09/22/31	841,433
600,000	Walmart, Inc.	4.1500	09/09/32	591,913
800,000	Walmart, Inc.	4.1000	04/15/33	778,868
1,100,000	Walmart, Inc.	2.5000	09/22/41	782,942
1,000,000	Walmart, Inc.	2.6500	09/22/51	648,730
700,000	Walmart, Inc.	4.5000	09/09/52	639,642
700,000	Walmart, Inc.	4.5000	04/15/53	637,768
				9,185,563
	RETAIL - DISCRETIONARY — 1.1%
400,000	AutoZone, Inc.	4.7500	08/01/32	392,118
500,000	Home Depot, Inc.	4.9000	04/15/29	508,387
1,000,000	Home Depot, Inc.	2.9500	06/15/29	931,260
300,000	Home Depot, Inc.	3.2500	04/15/32	272,455
300,000	Home Depot, Inc.	4.5000	09/15/32	297,579
700,000	Home Depot, Inc.	5.8750	12/16/36	758,406
400,000	Home Depot, Inc.	5.9500	04/01/41	431,623
400,000	Home Depot, Inc.	4.2000	04/01/43	347,902
800,000	Home Depot, Inc.	4.8750	02/15/44	757,922
700,000	Home Depot, Inc.	4.4000	03/15/45	620,306
600,000	Home Depot, Inc.	4.2500	04/01/46	518,419
700,000	Home Depot, Inc.	3.9000	06/15/47	567,299
300,000	Home Depot, Inc.	4.5000	12/06/48	266,283
400,000	Home Depot, Inc.	3.1250	12/15/49	280,024
700,000	Home Depot, Inc.	3.3500	04/15/50	510,053
700,000	Home Depot, Inc.	2.7500	09/15/51	447,524
400,000	Home Depot, Inc.	3.6250	04/15/52	303,391
1,200,000	Lowe's Companies, Inc.	3.6500	04/05/29	1,145,080
900,000	Lowe's Companies, Inc.	2.6250	04/01/31	784,005
300,000	Lowe's Companies, Inc.	3.7500	04/01/32	277,406
100,000	Lowe's Companies, Inc.	5.0000	04/15/33	100,116
400,000	Lowe's Companies, Inc.	5.1500	07/01/33	405,176
700,000	Lowe's Companies, Inc.	2.8000	09/15/41	492,051
1,100,000	Lowe's Companies, Inc.	3.7000	04/15/46	831,038

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	RETAIL - DISCRETIONARY — 1.1% (Continued)
1,200,000	Lowe's Companies, Inc.	3.0000	10/15/50	$ 771,866
500,000	Lowe's Companies, Inc.	4.2500	04/01/52	401,167
300,000	Lowe's Companies, Inc.	5.6250	04/15/53	296,228
300,000	O'Reilly Automotive, Inc.	4.7000	06/15/32	294,582
				14,009,666
	SEMICONDUCTORS — 2.6%
500,000	Analog Devices, Inc.	2.1000	10/01/31	422,280
500,000	Analog Devices, Inc.	2.8000	10/01/41	363,693
300,000	Analog Devices, Inc.	2.9500	10/01/51	202,298
300,000	Applied Materials, Inc.	4.3500	04/01/47	268,891
200,000	Applied Materials, Inc.	2.7500	06/01/50	135,001
1,200,000	Broadcom, Inc.(b)	4.0000	04/15/29	1,159,113
1,400,000	Broadcom, Inc.(b)	2.4500	02/15/31	1,204,681
1,000,000	Broadcom, Inc.(b)	4.1500	04/15/32	940,973
700,000	Broadcom, Inc.(b)	2.6000	02/15/33	578,056
900,000	Broadcom, Inc.(b)	3.4190	04/15/33	792,549
1,000,000	Broadcom, Inc.(b)	3.4690	04/15/34	870,649
900,000	Broadcom, Inc.(b)	3.1370	11/15/35	740,113
700,000	Broadcom, Inc.(b)	3.1870	11/15/36	568,862
800,000	Broadcom, Inc.(b)	4.9260	05/15/37	769,058
900,000	Broadcom, Inc.(b)	3.5000	02/15/41	706,087
600,000	Broadcom, Inc.(b)	3.7500	02/15/51	457,147
900,000	Intel Corporation	4.8750	02/10/28	906,676
700,000	Intel Corporation	4.0000	08/05/29	679,389
800,000	Intel Corporation	5.1250	02/10/30	817,079
600,000	Intel Corporation	3.9000	03/25/30	572,975
500,000	Intel Corporation	4.1500	08/05/32	477,794
700,000	Intel Corporation	5.2000	02/10/33	711,735
400,000	Intel Corporation	5.1500	02/21/34	403,626
500,000	Intel Corporation	2.8000	08/12/41	354,181
700,000	Intel Corporation	5.6250	02/10/43	710,675
600,000	Intel Corporation	4.1000	05/19/46	489,960
500,000	Intel Corporation	4.1000	05/11/47	405,588
800,000	Intel Corporation	3.7340	12/08/47	604,274

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	SEMICONDUCTORS — 2.6% (Continued)
1,100,000	Intel Corporation	3.2500	11/15/49	$ 755,817
500,000	Intel Corporation	4.7500	03/25/50	439,331
1,100,000	Intel Corporation	3.0500	08/12/51	713,808
400,000	Intel Corporation	4.9000	08/05/52	361,272
300,000	Intel Corporation	5.7000	02/10/53	301,479
200,000	Intel Corporation	5.6000	02/21/54	198,073
300,000	Intel Corporation	5.9000	02/10/63	306,332
900,000	KLA Corporation	4.6500	07/15/32	896,624
400,000	KLA Corporation	4.9500	07/15/52	380,501
300,000	KLA Corporation	5.2500	07/15/62	293,615
400,000	Lam Research Corporation	4.8750	03/15/49	375,916
300,000	Lam Research Corporation	2.8750	06/15/50	201,308
500,000	Marvell Technology, Inc.	2.9500	04/15/31	439,639
600,000	Microchip Technology, Inc.	5.0500	03/15/29	605,073
700,000	Micron Technology, Inc.	6.7500	11/01/29	753,157
400,000	Micron Technology, Inc.	5.3000	01/15/31	405,828
400,000	Micron Technology, Inc.	5.8750	02/09/33	416,135
400,000	Micron Technology, Inc.	5.8750	09/15/33	416,089
600,000	NVIDIA Corporation	2.8500	04/01/30	554,590
800,000	NVIDIA Corporation	2.0000	06/15/31	687,176
900,000	NVIDIA Corporation	3.5000	04/01/50	708,696
600,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	4.3000	06/18/29	584,824
400,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	3.4000	05/01/30	369,307
300,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.6500	02/15/32	254,121
400,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	5.0000	01/15/33	396,686
500,000	NXP BV / NXP FUNDING, LLC / NXP USA, Inc.	2.5000	05/11/31	426,973
700,000	QUALCOMM, Inc.	4.8000	05/20/45	661,750
700,000	QUALCOMM, Inc.	4.3000	05/20/47	609,151
500,000	QUALCOMM, Inc.	3.2500	05/20/50	364,886
300,000	QUALCOMM, Inc.	4.5000	05/20/52	264,512
300,000	QUALCOMM, Inc.	6.0000	05/20/53	329,605
500,000	Texas Instruments, Inc.	4.9000	03/14/33	510,033
800,000	Texas Instruments, Inc.	4.1500	05/15/48	683,282
500,000	Texas Instruments, Inc.	5.0500	05/18/63	477,600

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	SEMICONDUCTORS — 2.6% (Continued)
				$ 33,456,592
	SOFTWARE — 1.9%
800,000	Adobe, Inc.	4.8000	04/04/29	812,128
400,000	Adobe, Inc.	4.9500	04/04/34	406,082
600,000	Autodesk, Inc.	2.4000	12/15/31	508,802
800,000	Intuit, Inc.	5.2000	09/15/33	820,818
400,000	Intuit, Inc.	5.5000	09/15/53	411,295
2,800,000	Microsoft Corporation	2.9210	03/17/52	1,959,641
2,700,000	Microsoft Corporation	2.6750	06/01/60	1,698,106
900,000	Oracle Corporation	3.2500	11/15/27	858,892
800,000	Oracle Corporation	6.1500	11/09/29	850,382
700,000	Oracle Corporation	2.9500	04/01/30	633,973
900,000	Oracle Corporation	2.8750	03/25/31	794,128
800,000	Oracle Corporation	6.2500	11/09/32	861,097
400,000	Oracle Corporation	4.9000	02/06/33	395,848
500,000	Oracle Corporation	4.3000	07/08/34	466,349
100,000	Oracle Corporation	3.9000	05/15/35	88,679
200,000	Oracle Corporation	3.8500	07/15/36	172,431
300,000	Oracle Corporation	6.5000	04/15/38	328,570
500,000	Oracle Corporation	6.1250	07/08/39	530,657
700,000	Oracle Corporation	3.6000	04/01/40	552,169
800,000	Oracle Corporation	5.3750	07/15/40	778,805
400,000	Oracle Corporation	3.6500	03/25/41	313,365
600,000	Oracle Corporation	4.5000	07/08/44	509,969
700,000	Oracle Corporation	4.1250	05/15/45	560,718
1,100,000	Oracle Corporation	4.0000	07/15/46	862,768
900,000	Oracle Corporation	4.0000	11/15/47	699,139
1,300,000	Oracle Corporation	3.6000	04/01/50	930,828
900,000	Oracle Corporation	3.9500	03/25/51	681,314
400,000	Oracle Corporation	6.9000	11/09/52	457,738
400,000	Oracle Corporation	5.5500	02/06/53	387,589
200,000	Oracle Corporation	4.3750	05/15/55	160,561
900,000	Oracle Corporation	3.8500	04/01/60	637,180
300,000	Oracle Corporation	4.1000	03/25/61	222,790

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	SOFTWARE — 1.9% (Continued)
1,000,000	Salesforce, Inc.	1.9500	07/15/31	$ 839,337
900,000	Salesforce, Inc.	2.7000	07/15/41	646,767
800,000	Salesforce, Inc.	2.9000	07/15/51	529,321
500,000	VMware, LLC	4.7000	05/15/30	493,315
800,000	VMware, LLC	2.2000	08/15/31	666,336
400,000	Workday, Inc.	3.7000	04/01/29	381,893
600,000	Workday, Inc.	3.8000	04/01/32	552,537
				24,462,317
	SPECIALTY FINANCE — 0.7%
300,000	AerCap Ireland Capital DAC / AerCap Global	3.6500	07/21/27	288,404
300,000	AerCap Ireland Capital DAC / AerCap Global	5.7500	06/06/28	307,213
300,000	AerCap Ireland Capital DAC / AerCap Global	3.0000	10/29/28	276,858
800,000	AerCap Ireland Capital DAC / AerCap Global	5.1000	01/19/29	802,978
400,000	AerCap Ireland Capital DAC / AerCap Global	6.1500	09/30/30	421,545
1,100,000	AerCap Ireland Capital DAC / AerCap Global	3.3000	01/30/32	965,766
300,000	AerCap Ireland Capital DAC / AerCap Global	3.4000	10/29/33	258,077
700,000	AerCap Ireland Capital DAC / AerCap Global	3.8500	10/29/41	562,433
400,000	Air Lease Corporation	3.1250	12/01/30	357,355
600,000	Ally Financial, Inc.	7.1000	11/15/27	631,937
500,000	Ally Financial, Inc.	8.0000	11/01/31	561,462
800,000	American Express Company	5.8500	11/05/27	827,632
600,000	American Express Company	4.0500	12/03/42	518,378
500,000	Capital One Financial Corporation	3.8000	01/31/28	481,348
600,000	Freeport-McMoRan, Inc.	4.6250	08/01/30	583,299
600,000	Synchrony Financial	3.9500	12/01/27	569,170
				8,413,855
	STEEL — 0.1%
700,000	ArcelorMittal S.A.	6.5500	11/29/27	729,788
400,000	ArcelorMittal S.A.	6.8000	11/29/32	431,932
				1,161,720
	TECHNOLOGY HARDWARE — 2.0%
3,000,000	Apple, Inc.	3.0000	11/13/27	2,876,144
3,000,000	Apple, Inc.	4.0000	05/10/28	2,974,859
2,200,000	Apple, Inc.	4.3000	05/10/33	2,212,215

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	TECHNOLOGY HARDWARE — 2.0% (Continued)
3,000,000	Apple, Inc.	4.6500	02/23/46	$ 2,858,741
3,000,000	Apple, Inc.	2.9500	09/11/49	2,116,163
1,600,000	Apple, Inc.	4.8500	05/10/53	1,591,943
1,700,000	Cisco Systems, Inc.	5.0500	02/26/34	1,732,823
900,000	Cisco Systems, Inc.	5.3000	02/26/54	903,039
600,000	Cisco Systems, Inc.	5.3500	02/26/64	599,887
500,000	Corning, Inc.	5.4500	11/15/79	474,790
1,300,000	Dell International, LLC / EMC Corporation	5.3000	10/01/29	1,325,886
600,000	Dell International, LLC / EMC Corporation	5.7500	02/01/33	626,132
900,000	Dell International, LLC / EMC Corporation	5.4000	04/15/34	906,586
100,000	Hewlett Packard Enterprise Company	6.2000	10/15/35	107,244
400,000	Hewlett Packard Enterprise Company	6.3500	10/15/45	429,348
1,000,000	HP, Inc.	2.6500	06/17/31	862,353
800,000	HP, Inc.	5.5000	01/15/33	820,353
500,000	Motorola Solutions, Inc.	4.6000	05/23/29	494,366
700,000	Motorola Solutions, Inc.	2.7500	05/24/31	608,070
400,000	Motorola Solutions, Inc.	5.4000	04/15/34	405,778
				24,926,720
	TECHNOLOGY SERVICES — 1.5%
600,000	Automatic Data Processing, Inc.	1.2500	09/01/30	497,942
700,000	Broadridge Financial Solutions, Inc.	2.6000	05/01/31	601,883
700,000	Equifax, Inc.	2.3500	09/15/31	588,821
500,000	Fiserv, Inc.	5.4500	03/02/28	511,088
1,400,000	Fiserv, Inc.	3.5000	07/01/29	1,320,753
500,000	Fiserv, Inc.	5.6000	03/02/33	516,066
400,000	Fiserv, Inc.	5.6250	08/21/33	413,237
300,000	Fiserv, Inc.	5.4500	03/15/34	305,841
700,000	Fiserv, Inc.	4.4000	07/01/49	585,004
700,000	Global Payments, Inc.	5.4000	08/15/32	698,204
300,000	Global Payments, Inc.	4.1500	08/15/49	232,283
200,000	Global Payments, Inc.	5.9500	08/15/52	196,521
300,000	IBM International Capital Pte Ltd.	4.9000	02/05/34	297,700
400,000	IBM International Capital Pte Ltd.	5.2500	02/05/44	387,452
500,000	IBM International Capital Pte Ltd.	5.3000	02/05/54	479,826

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	TECHNOLOGY SERVICES — 1.5% (Continued)
1,500,000	International Business Machines Corporation	3.5000	05/15/29	$ 1,423,093
400,000	International Business Machines Corporation	4.7500	02/06/33	396,732
600,000	International Business Machines Corporation	4.1500	05/15/39	530,155
800,000	International Business Machines Corporation	4.0000	06/20/42	670,491
1,300,000	International Business Machines Corporation	4.2500	05/15/49	1,078,998
500,000	International Business Machines Corporation	2.9500	05/15/50	328,145
600,000	Mastercard, Inc.	2.9500	06/01/29	561,996
400,000	Mastercard, Inc.	3.3500	03/26/30	377,885
300,000	Mastercard, Inc.	4.8500	03/09/33	304,186
300,000	Mastercard, Inc.	4.8750	05/09/34	303,258
600,000	Mastercard, Inc.	3.6500	06/01/49	471,130
400,000	Mastercard, Inc.	3.8500	03/26/50	324,421
700,000	PayPal Holdings, Inc.	2.8500	10/01/29	640,468
300,000	PayPal Holdings, Inc.	4.4000	06/01/32	292,343
300,000	PayPal Holdings, Inc.	5.1500	06/01/34	302,053
400,000	PayPal Holdings, Inc.	3.2500	06/01/50	280,132
400,000	PayPal Holdings, Inc.	5.0500	06/01/52	375,706
500,000	Visa, Inc.	2.0500	04/15/30	438,806
300,000	Visa, Inc.	4.1500	12/14/35	286,719
1,400,000	Visa, Inc.	4.3000	12/14/45	1,246,561
700,000	Visa, Inc.	3.6500	09/15/47	558,590
				18,824,489
	TELECOMMUNICATIONS — 4.7%
3,000,000	AT&T, Inc.	2.7500	06/01/31	2,618,389
2,900,000	AT&T, Inc.	2.5500	12/01/33	2,363,191
1,900,000	AT&T, Inc.	5.4000	02/15/34	1,934,195
3,000,000	AT&T, Inc.	3.5000	09/15/53	2,090,222
3,000,000	AT&T, Inc.	3.5500	09/15/55	2,075,043
2,400,000	AT&T, Inc.	3.8000	12/01/57	1,720,502
2,800,000	AT&T, Inc.	3.6500	09/15/59	1,930,691
400,000	Bell Telephone Company of Canada or Bell Canada	5.1000	05/11/33	400,104
400,000	Bell Telephone Company of Canada or Bell Canada	4.4640	04/01/48	342,871
200,000	Bell Telephone Company of Canada or Bell Canada	3.6500	08/15/52	149,441
200,000	Bell Telephone Company of Canada or Bell Canada	5.5500	02/15/54	199,128

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	TELECOMMUNICATIONS — 4.7% (Continued)
700,000	British Telecommunications plc	9.6250	12/15/30	$ 868,927
1,100,000	Deutsche Telekom International Finance BV	8.7500	06/15/30	1,302,980
700,000	Orange S.A.	9.0000	03/01/31	847,529
300,000	Orange S.A.	5.3750	01/13/42	294,946
400,000	Orange S.A.	5.5000	02/06/44	398,253
300,000	Rogers Communications, Inc.	5.0000	02/15/29	300,254
600,000	Rogers Communications, Inc.	3.8000	03/15/32	547,171
400,000	Rogers Communications, Inc.	5.3000	02/15/34	399,716
500,000	Rogers Communications, Inc.	5.0000	03/15/44	456,783
300,000	Rogers Communications, Inc.	4.3000	02/15/48	243,331
300,000	Rogers Communications, Inc.	4.3500	05/01/49	244,170
400,000	Rogers Communications, Inc.	3.7000	11/15/49	292,824
400,000	Rogers Communications, Inc.	4.5500	03/15/52	334,270
900,000	Sprint Capital Corporation	6.8750	11/15/28	965,554
400,000	Sprint Capital Corporation	8.7500	03/15/32	486,172
600,000	Telefonica Emisiones S.A.	7.0450	06/20/36	669,451
800,000	Telefonica Emisiones S.A.	5.2130	03/08/47	727,394
400,000	Telefonica Emisiones S.A.	4.8950	03/06/48	348,389
300,000	Telefonica Emisiones S.A.	5.5200	03/01/49	284,733
400,000	TELUS Corporation	4.6000	11/16/48	343,014
3,000,000	T-Mobile USA, Inc.	4.7500	02/01/28	2,988,042
700,000	T-Mobile USA, Inc.	4.8500	01/15/29	701,634
900,000	T-Mobile USA, Inc.	3.3750	04/15/29	844,390
2,000,000	T-Mobile USA, Inc.	3.8750	04/15/30	1,900,835
1,100,000	T-Mobile USA, Inc.	2.5500	02/15/31	953,342
800,000	T-Mobile USA, Inc.	3.5000	04/15/31	732,368
700,000	T-Mobile USA, Inc.	5.2000	01/15/33	706,912
900,000	T-Mobile USA, Inc.	5.0500	07/15/33	898,655
400,000	T-Mobile USA, Inc.	5.7500	01/15/34	419,208
300,000	T-Mobile USA, Inc.	5.1500	04/15/34	300,887
500,000	T-Mobile USA, Inc.	4.3750	04/15/40	441,914
900,000	T-Mobile USA, Inc.	3.0000	02/15/41	660,184
1,000,000	T-Mobile USA, Inc.	4.5000	04/15/50	853,358
1,200,000	T-Mobile USA, Inc.	3.3000	02/15/51	830,472

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	TELECOMMUNICATIONS — 4.7% (Continued)
800,000	T-Mobile USA, Inc.	3.4000	10/15/52	$ 559,124
500,000	T-Mobile USA, Inc.	5.6500	01/15/53	503,234
300,000	T-Mobile USA, Inc.	5.7500	01/15/54	305,497
200,000	T-Mobile USA, Inc.	6.0000	06/15/54	210,896
700,000	Verizon Communications, Inc.	2.1000	03/22/28	640,332
1,400,000	Verizon Communications, Inc.	3.8750	02/08/29	1,351,798
1,600,000	Verizon Communications, Inc.	4.0160	12/03/29	1,541,270
600,000	Verizon Communications, Inc.	3.1500	03/22/30	551,444
700,000	Verizon Communications, Inc.	1.6800	10/30/30	581,199
1,700,000	Verizon Communications, Inc.	1.7500	01/20/31	1,402,446
1,700,000	Verizon Communications, Inc.	2.3550	03/15/32	1,417,329
1,200,000	Verizon Communications, Inc.	5.0500	05/09/33	1,205,315
1,400,000	Verizon Communications, Inc.	2.6500	11/20/40	985,590
2,000,000	Verizon Communications, Inc.	3.4000	03/22/41	1,561,441
1,600,000	Verizon Communications, Inc.	2.8500	09/03/41	1,147,087
900,000	Verizon Communications, Inc.	4.0000	03/22/50	717,937
1,500,000	Verizon Communications, Inc.	2.8750	11/20/50	967,701
1,400,000	Verizon Communications, Inc.	3.5500	03/22/51	1,028,204
500,000	Verizon Communications, Inc.	3.8750	03/01/52	389,551
500,000	Verizon Communications, Inc.	5.5000	02/23/54	499,843
1,400,000	Verizon Communications, Inc.	3.7000	03/22/61	1,007,501
700,000	Vodafone Group plc	6.1500	02/27/37	755,149
1,000,000	Vodafone Group plc	4.8750	06/19/49	889,625
700,000	Vodafone Group plc	4.2500	09/17/50	562,302
				60,193,654
	TOBACCO & CANNABIS — 1.5%
2,800,000	Altria Group, Inc.	4.0000	02/04/61	2,008,668
2,100,000	BAT Capital Corporation	2.2590	03/25/28	1,909,258
1,500,000	BAT Capital Corporation	6.3430	08/02/30	1,591,553
1,400,000	BAT Capital Corporation	5.8340	02/20/31	1,448,941
1,700,000	BAT Capital Corporation	6.4210	08/02/33	1,818,661
900,000	BAT International Finance plc	4.4480	03/16/28	884,456
1,800,000	Philip Morris International, Inc.	5.1250	11/17/27	1,820,439
1,500,000	Philip Morris International, Inc.	4.8750	02/15/28	1,507,331

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	TOBACCO & CANNABIS — 1.5% (Continued)
1,500,000	Philip Morris International, Inc.	4.8750	02/13/29	$ 1,505,913
1,900,000	Philip Morris International, Inc.	5.1250	02/15/30	1,925,532
2,100,000	Philip Morris International, Inc.	5.1250	02/13/31	2,123,233
1,000,000	Reynolds American, Inc.	5.8500	08/15/45	956,260
				19,500,245
	TRANSPORTATION & LOGISTICS — 1.4%
300,000	Burlington Northern Santa Fe, LLC	4.4500	03/15/43	269,324
400,000	Burlington Northern Santa Fe, LLC	4.9000	04/01/44	379,838
500,000	Burlington Northern Santa Fe, LLC	4.5500	09/01/44	451,582
500,000	Burlington Northern Santa Fe, LLC	4.1500	04/01/45	425,210
500,000	Burlington Northern Santa Fe, LLC	3.9000	08/01/46	406,244
300,000	Burlington Northern Santa Fe, LLC	4.1250	06/15/47	253,795
600,000	Burlington Northern Santa Fe, LLC	4.0500	06/15/48	499,327
1,000,000	Burlington Northern Santa Fe, LLC	3.5500	02/15/50	757,104
300,000	Canadian National Railway Company	3.8500	08/05/32	282,437
300,000	Canadian Pacific Railway Company	2.4500	12/02/31	276,898
300,000	Canadian Pacific Railway Company	3.0000	12/02/41	263,392
900,000	Canadian Pacific Railway Company	3.1000	12/02/51	610,676
200,000	Canadian Pacific Railway Company	6.1250	09/15/15	209,876
800,000	CSX Corporation	4.1000	03/15/44	675,292
600,000	CSX Corporation	4.3000	03/01/48	513,089
200,000	FedEx Corporation	3.1000	08/05/29	185,480
600,000	FedEx Corporation	5.1000	01/15/44	561,573
500,000	FedEx Corporation	4.7500	11/15/45	442,169
500,000	FedEx Corporation	4.5500	04/01/46	427,198
500,000	FedEx Corporation	4.4000	01/15/47	417,978
600,000	FedEx Corporation	4.0500	02/15/48	475,171
100,000	FedEx Corporation	4.9500	10/17/48	91,091
300,000	FedEx Corporation	5.2500	05/15/50	284,480
700,000	Norfolk Southern Corporation	3.0500	05/15/50	469,632
200,000	Norfolk Southern Corporation	4.5500	06/01/53	172,498
200,000	Norfolk Southern Corporation	5.3500	08/01/54	195,501
1,200,000	Southwest Airlines Company	5.1250	06/15/27	1,203,743
500,000	Union Pacific Corporation	2.8000	02/14/32	441,521

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	TRANSPORTATION & LOGISTICS — 1.4% (Continued)
400,000	Union Pacific Corporation	4.5000	01/20/33	$ 392,876
700,000	Union Pacific Corporation	3.2000	05/20/41	543,069
900,000	Union Pacific Corporation	3.2500	02/05/50	644,893
500,000	Union Pacific Corporation	2.9500	03/10/52	333,447
400,000	Union Pacific Corporation	3.5000	02/14/53	296,856
600,000	Union Pacific Corporation	3.8390	03/20/60	454,271
400,000	Union Pacific Corporation	3.7990	04/06/71	291,389
300,000	United Parcel Service, Inc.	5.1500	05/22/34	305,041
500,000	United Parcel Service, Inc.	6.2000	01/15/38	552,508
800,000	United Parcel Service, Inc.	3.7500	11/15/47	626,646
500,000	United Parcel Service, Inc.	4.2500	03/15/49	419,865
600,000	United Parcel Service, Inc.	5.3000	04/01/50	592,004
200,000	United Parcel Service, Inc.	5.0500	03/03/53	189,861
200,000	United Parcel Service, Inc.	5.5000	05/22/54	201,598
				17,486,443
	TRANSPORTATION EQUIPMENT — 0.1%
400,000	Cummins, Inc.	5.1500	02/20/34	408,717
300,000	Cummins, Inc.	5.4500	02/20/54	300,737
				709,454
	WHOLESALE - CONSUMER STAPLES — 0.0%(a)
500,000	Bunge Ltd. Finance Corporation	2.7500	05/14/31	437,459

	TOTAL CORPORATE BONDS (Cost $994,204,267)			1,004,043,618

Shares
	SHORT-TERM INVESTMENTS — 18.8%
	MONEY MARKET FUND - 18.8%
239,630,334	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18% (Cost $239,630,334)(d)			239,630,334

	TOTAL INVESTMENTS - 97.6% (Cost $1,233,834,601)			$ 1,243,673,952
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%			30,488,455
	NET ASSETS - 100.0%			$ 1,274,162,407

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
890	CBOT 10 Year US Treasury Note	09/20/2024	$ 99,513,125	$ 1,515,759
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR
US0003M	ICE LIBOR USD 3 Month

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $17,427,610 or 1.4% of net assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2024.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2024.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2024	Value	Upfront Premiums Paid	Unrealized Appreciation

CDX North American High Yield Series 42	GS	6/20/2029	5.00%	$ 65,000,000	$4,779,472	$ 4,235,061	$ 544,411
CDX North American Investment Grade Series 42	GS	6/20/2029	1.00%	52,000,000	1,167,382	1,120,640	46,742

TOTAL OPEN CREDIT DEFAULT SWAP					$5,946,854	$ 5,355,701	$ 591,153

GS - Goldman Sachs

(1) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 10.5%
	EQUITY - 10.5%
13,500	Vanguard S&P 500 ETF				$ 6,830,055

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,391,630)				6,830,055

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 70.2%
	AEROSPACE & DEFENSE — 1.5%
1,000,000	BAE Systems Holdings, Inc.(a)	3.8000		10/07/24	996,404

	AUTOMOTIVE — 6.2%
1,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.600%	5.9590	08/14/25	1,002,579
1,000,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	995,242
1,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.600%	5.9400	06/09/25	1,002,371
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	6.1820	03/20/26	1,005,234
					4,005,426
	BANKING — 10.8%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.910%	0.9810	09/25/25	992,800
1,000,000	Citibank NA(b)	SOFRINDX + 0.590%	5.9360	04/30/26	1,000,379
1,000,000	Credit Suisse A.G.		3.6250	09/09/24	997,773
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.320%	6.6670	04/26/26	1,006,785
1,000,000	Morgan Stanley Bank NA(b)	SOFRRATE + 0.780%	6.1270	07/16/25	1,004,319
1,000,000	Toronto-Dominion Bank(b)	SOFRRATE + 0.480%	5.8290	10/10/25	1,001,029
1,000,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	982,579
					6,985,664
	BEVERAGES — 3.1%
1,000,000	JDE Peet's N.V.(a)	0.8000		09/24/24	991,442
1,000,000	PepsiCo, Inc.(b)	SOFRINDX + 0.400%	5.7590	11/12/24	1,000,740
					1,992,182
	CHEMICALS — 1.5%
1,000,000	Sherwin-Williams Company	4.0500		08/08/24	999,635

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 70.2% (Continued)
E-COMMERCE DISCRETIONARY — 1.1%
738,000	eBay, Inc.	3.4500	08/01/24	$ 738,000

ELECTRIC UTILITIES — 1.6%
1,000,000	Georgia Power Company(b)	SOFRINDX + 0.750%	6.1100	05/08/25	1,003,790

ELECTRICAL EQUIPMENT — 1.5%
1,000,000	Trane Technologies Financing Ltd.	3.5500	11/01/24	994,266

FOOD — 3.8%
1,000,000	Mondelez International, Inc.	1.5000	05/04/25	971,640
1,495,000	Tyson Foods, Inc.	3.9500	08/15/24	1,493,906
2,465,546
HEALTH CARE FACILITIES & SERVICES — 4.6%
1,000,000	CVS Health Corporation	2.6250	08/15/24	998,793
1,000,000	HCA, Inc.	5.3750	02/01/25	998,109
1,000,000	Laboratory Corp of America Holdings	3.2500	09/01/24	997,621
2,994,523
HOME CONSTRUCTION — 1.5%
1,000,000	DR Horton, Inc.	2.5000	10/15/24	993,227

INSTITUTIONAL FINANCIAL SERVICES — 1.5%
1,000,000	Nasdaq, Inc.	5.6500	06/28/25	1,002,739

LEISURE FACILITIES & SERVICES — 1.8%
1,155,000	Hyatt Hotels Corporation	1.8000	10/01/24	1,147,021

MACHINERY — 3.1%
1,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.460%	5.8170	02/27/26	1,003,264
1,000,000	John Deere Capital Corporation(b)	SOFRRATE + 0.440%	5.7930	03/06/26	1,002,559
2,005,823

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 70.2% (Continued)
	METALS & MINING — 1.5%
1,000,000	Freeport-McMoRan, Inc.	4.5500	11/14/24	$ 997,595

	OIL & GAS PRODUCERS — 4.6%
1,000,000	MPLX, L.P.	4.8750	12/01/24	997,241
1,000,000	Plains All American Pipeline, L.P. / PAA Finance	3.6000	11/01/24	994,588
1,000,000	TransCanada PipeLines Ltd.	1.0000	10/12/24	990,473
				2,982,302
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
1,000,000	Equinix, Inc.	2.6250	11/18/24	991,061

	RETAIL - DISCRETIONARY — 3.0%
1,000,000	AutoZone, Inc.	3.6250	04/15/25	988,510
1,000,000	Genuine Parts Company	1.7500	02/01/25	980,329
				1,968,839
	SOFTWARE — 1.2%
815,000	Oracle Corporation	2.9500	11/15/24	808,796

	SPECIALTY FINANCE — 1.5%
1,000,000	AerCap Ireland Capital DAC / AerCap Global	1.6500	10/29/24	990,072

	STEEL — 1.5%
1,000,000	Steel Dynamics, Inc.	2.8000	12/15/24	988,509

	TECHNOLOGY HARDWARE — 3.6%
1,000,000	Arrow Electronics, Inc.	3.2500	09/08/24	997,111
1,250,000	TD SYNNEX Corporation	1.2500	08/09/24	1,247,957
				2,245,068
	TECHNOLOGY SERVICES — 2.9%
1,000,000	Equifax, Inc.	2.6000	12/01/24	990,115
877,000	Western Union Company	2.8500	01/10/25	866,242
				1,856,357
	TOBACCO & CANNABIS — 2.3%
1,500,000	Altria Group, Inc.	2.3500	05/06/25	1,465,275

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 70.2% (Continued)
TRANSPORTATION & LOGISTICS — 3.0%
1,000,000	Canadian Pacific Railway Company	1.3500	12/02/24	$ 986,078
1,000,000	Delta Air Lines, Inc.	2.9000	10/28/24	993,086
1,979,164

TOTAL CORPORATE BONDS (Cost $45,557,735)	45,597,284

U.S. GOVERNMENT & AGENCIES — 1.5%
U.S. TREASURY NOTES — 1.5%
1,000,000	United States Treasury Floating Rate Note(b)	USBMMY3M + 0.169%	5.4280	04/30/25	1,000,204

TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,000,254)	1,000,204

COMMERCIAL PAPER — 1.5%
COMMERCIAL PAPER - 1.5%
1,000,000	Hilltop Securities Incorporated	6.2300	08/14/24	997,617

TOTAL COMMERCIAL PAPER (Cost $997,617)	997,617

Shares
SHORT-TERM INVESTMENTS — 9.0%
MONEY MARKET FUNDS - 9.0%
3,853,728	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18%(d)	3,853,728
2,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 5.32%(d)	2,000,600
TOTAL MONEY MARKET FUNDS (Cost $5,853,728)	5,854,328

TOTAL SHORT-TERM INVESTMENTS (Cost $5,853,728)	5,854,328

TOTAL INVESTMENTS - 92.7% (Cost $58,800,964)	$ 60,279,488
OTHER ASSETS IN EXCESS OF LIABILITIES- 7.3%	4,719,355
NET ASSETS - 100.0%	$ 64,998,843

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
210	CME E-Mini Standard & Poor's 500 Index	09/23/2024	$ 58,359,000	$ 459,757
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR
USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $2,993,080 or 4.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2024.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2024.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1%
	ADVERTISING & MARKETING — 2.1%
1,461,000	Omnicom Group, Inc. / Omnicom Capital, Inc.	3.6500		11/01/24	$ 1,453,445

	AEROSPACE & DEFENSE — 1.4%
1,000,000	BAE Systems Holdings, Inc.(a)	3.8000		10/07/24	996,404

	AUTOMOTIVE — 12.6%
1,000,000	American Honda Finance Corporation(b)	SOFRINDX + 0.780%	6.1250	04/23/25	1,003,496
1,500,000	American Honda Finance Corporation(b)	SOFRRATE + 0.600%	5.9590	08/14/25	1,503,869
1,360,000	BorgWarner, Inc.		3.3750	03/15/25	1,341,244
1,000,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	997,401
1,000,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	995,242
2,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.600%	5.9400	06/09/25	2,004,743
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	6.1820	03/20/26	1,005,234
					8,851,229
	BANKING — 15.6%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.650%	1.5300	12/06/25	986,001
1,000,000	Bank of New York Mellon(b)	SOFRRATE + 0.450%	5.8010	03/13/26	1,000,662
2,000,000	Citibank NA(b)	SOFRINDX + 0.590%	5.9360	04/30/26	2,000,757
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.605%	1.5610	12/10/25	986,003
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.320%	6.6670	04/26/26	1,006,786
2,000,000	Morgan Stanley Bank NA(b)	SOFRRATE + 0.780%	6.1270	07/16/25	2,008,639
1,000,000	Toronto-Dominion Bank(b)	SOFRRATE + 0.480%	5.8290	10/10/25	1,001,029
1,000,000	Wells Fargo & Company B(c)	TSFR3M + 1.087%	2.4060	10/30/25	992,165
1,000,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	982,579
					10,964,621
	BEVERAGES — 1.4%
1,000,000	JDE Peet's N.V.(a)	0.8000		09/24/24	991,442

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 97.1% (Continued)
CHEMICALS — 4.5%
1,000,000	Avery Dennison Corporation	0.8500	08/15/24	$ 997,977
1,161,000	Eastman Chemical Company	3.8000	03/15/25	1,149,474
1,000,000	Sherwin-Williams Company	4.0500	08/08/24	999,635
3,147,086
E-COMMERCE DISCRETIONARY — 1.4%
1,000,000	eBay, Inc.	3.4500	08/01/24	1,000,000

ELECTRIC UTILITIES — 1.4%
1,000,000	Georgia Power Company(b)	SOFRINDX + 0.750%	6.1100	05/08/25	1,003,790

ELECTRICAL EQUIPMENT — 3.0%
1,125,000	Allegion US Holding Company, Inc.	3.2000	10/01/24	1,119,674
1,000,000	Trane Technologies Financing Ltd.	3.5500	11/01/24	994,266
2,113,940
FOOD — 3.9%
1,272,000	Mondelez International, Inc.	1.5000	05/04/25	1,235,926
1,495,000	Tyson Foods, Inc.	3.9500	08/15/24	1,493,906
2,729,832
HEALTH CARE FACILITIES & SERVICES — 4.2%
1,000,000	CVS Health Corporation	2.6250	08/15/24	998,793
1,000,000	HCA, Inc.	5.3750	02/01/25	998,109
1,000,000	Laboratory Corp of America Holdings	2.3000	12/01/24	989,120
2,986,022
HOME CONSTRUCTION — 1.4%
1,000,000	DR Horton, Inc.	2.5000	10/15/24	993,227

INSTITUTIONAL FINANCIAL SERVICES — 2.8%
1,000,000	Jefferies Financial Group, Inc.	6.0500	03/12/25	999,943
1,000,000	Nasdaq, Inc.	5.6500	06/28/25	1,002,738
2,002,681
INTERNET MEDIA & SERVICES — 1.9%
1,352,000	Expedia Group, Inc.(a)	6.2500	05/01/25	1,356,023

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 97.1% (Continued)
LEISURE FACILITIES & SERVICES — 1.6%
1,156,000	Hyatt Hotels Corporation	1.8000	10/01/24	$ 1,148,014

LEISURE PRODUCTS — 1.4%
1,000,000	Hasbro, Inc.	3.0000	11/19/24	990,442

MACHINERY — 2.8%
1,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.460%	5.8170	02/27/26	1,003,264
1,000,000	John Deere Capital Corporation(b)	SOFRRATE + 0.440%	5.7930	03/06/26	1,002,559
2,005,823
METALS & MINING — 1.4%
1,000,000	Freeport-McMoRan, Inc.	4.5500	11/14/24	997,595

OIL & GAS PRODUCERS — 5.6%
1,000,000	Energy Transfer, L.P.	2.9000	05/15/25	980,085
1,000,000	MPLX, L.P.	4.8750	12/01/24	997,241
1,000,000	Plains All American Pipeline, L.P. / PAA Finance	3.6000	11/01/24	994,588
1,000,000	TransCanada PipeLines Ltd.	1.0000	10/12/24	990,473
3,962,387
REAL ESTATE INVESTMENT TRUSTS — 1.4%
1,000,000	Equinix, Inc.	2.6250	11/18/24	991,061

RETAIL - DISCRETIONARY — 2.8%
1,000,000	AutoZone, Inc.	3.6250	04/15/25	988,510
1,000,000	Genuine Parts Company	1.7500	02/01/25	980,329
1,968,839
SEMICONDUCTORS — 1.6%
1,107,000	Microchip Technology, Inc.	0.9830	09/01/24	1,102,079

SOFTWARE — 5.4%
1,000,000	Cadence Design Systems, Inc.	4.3750	10/15/24	997,394
1,688,000	Roper Technologies, Inc.	2.3500	09/15/24	1,680,303
1,140,000	VMware, LLC	1.0000	08/15/24	1,137,830
3,815,527

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	SPECIALTY FINANCE — 1.4%
1,000,000	AerCap Ireland Capital DAC / AerCap Global	1.6500	10/29/24	$ 990,072

	STEEL — 1.4%
1,000,000	Steel Dynamics, Inc.	2.8000	12/15/24	988,509

	TECHNOLOGY HARDWARE — 5.0%
1,000,000	Arrow Electronics, Inc.	3.2500	09/08/24	997,111
1,220,000	Dell International, LLC / EMC Corporation	5.8500	07/15/25	1,224,701
1,279,000	TD SYNNEX Corporation	1.2500	08/09/24	1,276,910
				3,498,722
	TECHNOLOGY SERVICES — 2.8%
1,000,000	Equifax, Inc.	2.6000	12/01/24	990,114
1,000,000	Western Union Company	2.8500	01/10/25	987,734
				1,977,848
	TOBACCO & CANNABIS — 2.1%
1,500,000	Altria Group, Inc.	2.3500	05/06/25	1,465,275

	TRANSPORTATION & LOGISTICS — 2.8%
1,000,000	Canadian Pacific Railway Company	1.3500	12/02/24	986,078
1,000,000	Delta Air Lines, Inc.	2.9000	10/28/24	993,086
				1,979,164

	TOTAL CORPORATE BONDS (Cost $68,387,256)			68,471,099

	COMMERCIAL PAPER — 1.4%
	COMMERCIAL PAPER - 1.4%
1,000,000	Hilltop Securities Incorporated	6.2300	08/14/24	997,617

	TOTAL COMMERCIAL PAPER (Cost $997,617)			997,617

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.7%
MONEY MARKET FUND - 0.7%
457,980	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18% (Cost $457,980)(d)	$ 457,980

	TOTAL INVESTMENTS - 99.2% (Cost $69,842,853)	$ 69,926,696
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	592,463
	NET ASSETS - 100.0%	$ 70,519,159

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $4,349,103 or 6.2% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2024.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2024.